UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Puritan® Fund

November 30, 2018

PUR-QTLY-0119
1.809105.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	2,818,000	$169,925
Entertainment - 1.8%
Activision Blizzard, Inc.	1,493,196	74,481
Lions Gate Entertainment Corp. Class B	1,247,385	22,490
Live Nation Entertainment, Inc. (a)	1,113,900	62,022
Netflix, Inc. (a)	377,700	108,071
The Walt Disney Co.	1,297,200	149,814
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	25,595,704	75,251
		492,129
Interactive Media & Services - 3.3%
Alphabet, Inc. Class C (a)	635,183	695,163
Facebook, Inc. Class A (a)	1,529,960	215,128
Momo, Inc. ADR (a)	293,000	9,186
		919,477
Media - 0.9%
Charter Communications, Inc. Class A (a)	322,764	106,254
Comcast Corp. Class A	1,172,000	45,720
Tribune Media Co. Class A	13,773	555
tronc, Inc. (a)	3,443	50
Vice Holding, Inc. (a)(c)(d)	86,301	84,956
		237,535

TOTAL COMMUNICATION SERVICES		1,819,066

CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.0%
Aptiv PLC	18,393	1,322
UC Holdings, Inc. (d)	18,330	399
		1,721
Automobiles - 0.4%
General Motors Co.	39,598	1,503
General Motors Co. warrants 7/10/19 (a)	8,394	168
Tesla, Inc. (a)	263,100	92,211
		93,882
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A	166,100	3,928
Hotels, Restaurants & Leisure - 1.2%
Boyd Gaming Corp.	81,500	2,023
Eldorado Resorts, Inc. (a)	57,808	2,542
Extended Stay America, Inc. unit	51,900	945
Golden Entertainment, Inc. (a)	126,300	2,285
McDonald's Corp.	1,430,000	269,569
Penn National Gaming, Inc. (a)	161,400	3,569
Red Rock Resorts, Inc.	153,655	4,020
Vail Resorts, Inc.	141,927	39,623
YETI Holdings, Inc.	300,000	5,052
		329,628
Internet & Direct Marketing Retail - 2.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	9,300	1,496
Amazon.com, Inc. (a)	412,900	697,871
GrubHub, Inc. (a)	100,000	7,829
		707,196
Media - 0.1%
LiveXLive Media, Inc. (a)(e)(f)	4,110,233	20,921
Studio City International Holdings Ltd. ADR	28,000	410
The Void LLC (a)(b)(c)(d)	40,946	9,910
		31,241
Multiline Retail - 0.1%
Dollar General Corp.	58,000	6,437
Dollar Tree, Inc. (a)	310,000	26,899
		33,336
Specialty Retail - 2.0%
Burlington Stores, Inc. (a)	166,900	27,665
Home Depot, Inc.	117,100	21,115
Lowe's Companies, Inc.	1,841,100	173,745
TJX Companies, Inc.	2,701,000	131,944
Ulta Beauty, Inc. (a)	224,300	66,794
Williams-Sonoma, Inc. (e)	2,202,200	124,711
		545,974
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA	1,540,200	52,048
Kering SA	37,200	16,172
LVMH Moet Hennessy - Louis Vuitton SA (e)	73,314	20,961
NIKE, Inc. Class B	974,800	73,227
PVH Corp.	765,000	84,540
Tory Burch LLC:
Class A (b)(c)(d)	702,741	42,628
Class B (b)(c)(d)	324,840	20,671
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	748,609	17,877
		328,124

TOTAL CONSUMER DISCRETIONARY		2,075,030

CONSUMER STAPLES - 3.6%
Beverages - 1.6%
Coca-Cola European Partners PLC	79,852	3,876
Keurig Dr. Pepper, Inc.	664,700	17,947
Monster Beverage Corp. (a)	906,200	54,082
PepsiCo, Inc.	752,000	91,699
The Coca-Cola Co.	5,318,664	268,061
		435,665
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc.	1,585,000	37,026
Costco Wholesale Corp.	459,100	106,181
Southeastern Grocers, Inc. (a)(d)	51,368	1,796
Tops Markets LLC (d)	2,955	1,039
Walmart, Inc.	2,058,800	201,042
		347,084
Food Products - 0.4%
Darling International, Inc. (a)	1,884,200	41,226
McCormick & Co., Inc. (non-vtg.)	430,600	64,590
		105,816
Household Products - 0.1%
Procter & Gamble Co.	390,000	36,859
Personal Products - 0.0%
L'Oreal SA (a)	10,600	2,495
Tobacco - 0.2%
Philip Morris International, Inc.	625,000	54,081

TOTAL CONSUMER STAPLES		982,000

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes, a GE Co. Class A	470,000	10,725
Pacific Drilling SA (a)	116,895	1,742
Pacific Drilling SA	199,904	2,979
Tidewater, Inc.:
warrants 11/14/42 (a)	23,695	632
warrants 11/14/42 (a)	8,251	220
		16,298
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	2,517,200	133,160
Ascent Resources Marcellus Holdings, Inc. (d)	182,155	579
Ascent Resources Marcellus Holdings, Inc. warrants 3/30/23 (a)(d)	51,925	26
BP PLC	23,023,700	153,119
ConocoPhillips Co.	1,292,600	85,544
Contura Energy, Inc. (a)	840	54
EOG Resources, Inc.	965,600	99,756
Exxon Mobil Corp.	950,200	75,541
Hess Corp.	1,328,200	71,577
Marathon Petroleum Corp.	1,106,300	72,087
Phillips 66 Co.	456,600	42,701
Reliance Industries Ltd.	817,500	13,704
Riviera Resources, Inc. (a)	5,326	98
Roan Resources, Inc. (a)	42,734	440
Whiting Petroleum Corp. (a)	965,600	29,229
		777,615

TOTAL ENERGY		793,913

FINANCIALS - 6.3%
Banks - 3.2%
Bank of America Corp.	16,101,200	457,274
Citigroup, Inc.	2,838,340	183,896
Huntington Bancshares, Inc.	5,565,300	81,198
JPMorgan Chase & Co.	1,488,523	165,509
		887,877
Capital Markets - 2.0%
Charles Schwab Corp.	3,049,500	136,618
CME Group, Inc.	735,900	139,880
E*TRADE Financial Corp.	855,800	44,750
Motors Liquidation Co. GUC Trust (a)	28,150	277
MSCI, Inc.	554,300	87,075
S&P Global, Inc.	410,200	75,009
The Blackstone Group LP	2,229,490	75,201
		558,810
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	1,340,300	292,507

TOTAL FINANCIALS		1,739,194

HEALTH CARE - 13.7%
Biotechnology - 2.6%
ACADIA Pharmaceuticals, Inc. (a)	860,504	16,401
Alexion Pharmaceuticals, Inc. (a)	1,662,100	204,688
Amgen, Inc.	632,300	131,676
Audentes Therapeutics, Inc. (a)	919,800	22,489
Blueprint Medicines Corp. (a)	121,200	6,953
Neurocrine Biosciences, Inc. (a)	491,329	43,370
Regeneron Pharmaceuticals, Inc. (a)	186,000	68,011
Sarepta Therapeutics, Inc. (a)	531,600	68,826
Vertex Pharmaceuticals, Inc. (a)	739,000	133,604
Xencor, Inc. (a)	245,345	10,307
		706,325
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	1,599,100	118,413
Becton, Dickinson & Co.	996,700	251,916
Boston Scientific Corp. (a)	9,767,700	367,949
Corindus Vascular Robotics, Inc. (a)(c)	5,000,000	6,100
Danaher Corp.	218,000	23,880
Edwards Lifesciences Corp. (a)	518,700	84,035
Intuitive Surgical, Inc. (a)	193,000	102,458
Stryker Corp.	697,900	122,454
		1,077,205
Health Care Providers & Services - 4.7%
CVS Health Corp.	2,237,600	179,456
Encompass Health Corp.	15	1
HCA Holdings, Inc.	1,008,700	145,243
Henry Schein, Inc. (a)	777,700	69,371
Humana, Inc.	715,600	235,769
UnitedHealth Group, Inc.	2,055,300	578,279
Wellcare Health Plans, Inc. (a)	273,900	69,812
		1,277,931
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	483,100	120,558
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	6,040,500	240,533
Eli Lilly & Co.	1,193,500	141,597
Jazz Pharmaceuticals PLC (a)	268,318	40,570
Nektar Therapeutics (a)	234,300	9,463
The Medicines Company (a)	761,000	16,841
Theravance Biopharma, Inc. (a)	1,116,700	30,832
Zoetis, Inc. Class A	1,077,300	101,126
		580,962

TOTAL HEALTH CARE		3,762,981

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	245,600	52,927
Northrop Grumman Corp.	319,400	83,006
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	41,122	6,950
Class C (a)(c)(d)	5,607	948
The Boeing Co.	156,200	54,164
United Technologies Corp.	1,345,900	163,984
		361,979
Commercial Services & Supplies - 0.1%
TulCo LLC (a)(b)(c)(d)	42,857	23,327
Construction & Engineering - 0.6%
Fluor Corp.	619,300	25,348
Jacobs Engineering Group, Inc.	2,094,200	137,526
		162,874
Electrical Equipment - 0.9%
AMETEK, Inc.	567,000	41,635
Emerson Electric Co.	1,847,800	124,763
Fortive Corp.	1,152,300	87,655
		254,053
Industrial Conglomerates - 0.1%
General Electric Co.	3,049,100	22,868
Machinery - 0.2%
Deere & Co.	182,140	28,210
Xylem, Inc.	343,863	25,095
		53,305
Professional Services - 0.4%
IHS Markit Ltd. (a)	1,874,100	100,021
Road & Rail - 1.7%
CSX Corp.	1,910,400	138,752
Norfolk Southern Corp.	1,404,500	239,804
Union Pacific Corp.	620,600	95,436
		473,992
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	22,500	2,635

TOTAL INDUSTRIALS		1,455,054

INFORMATION TECHNOLOGY - 13.0%
Electronic Equipment & Components - 0.0%
CDW Corp.	42,100	3,902
IT Services - 2.7%
Accenture PLC Class A	449,000	73,869
Adyen BV	46,395	24,006
MasterCard, Inc. Class A	1,357,400	272,932
PayPal Holdings, Inc. (a)	619,100	53,125
Visa, Inc. Class A	1,700,100	240,921
Worldpay, Inc. (a)	762,700	65,447
		730,300
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV	293,800	50,343
Broadcom, Inc.	137,000	32,525
Cypress Semiconductor Corp.	1,614	22
Intel Corp.	838,100	41,327
NVIDIA Corp.	403,000	65,862
Qualcomm, Inc.	1,122,000	65,368
		255,447
Software - 7.3%
2U, Inc. (a)	1,345,700	78,575
Adobe, Inc. (a)	776,500	194,816
Atom Tickets LLC (a)(b)(c)(d)	2,580,511	10,116
CDK Global, Inc.	67,200	3,387
Citrix Systems, Inc.	1,496,700	163,095
Deem, Inc. (a)(c)(d)	124,895	62
Guidewire Software, Inc. (a)	360,000	33,466
Intuit, Inc.	344,466	73,898
Microsoft Corp.	8,809,700	976,895
Salesforce.com, Inc. (a)	2,092,682	298,751
The Trade Desk, Inc. (a)	363,000	51,709
Workday, Inc. Class A (a)	771,400	126,510
		2,011,280
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	3,198,300	571,152

TOTAL INFORMATION TECHNOLOGY		3,572,081

MATERIALS - 1.9%
Chemicals - 1.9%
CF Industries Holdings, Inc.	789,400	33,305
DowDuPont, Inc.	2,733,722	158,146
FMC Corp.	198,512	16,425
LyondellBasell Industries NV Class A	316,398	29,523
Nutrien Ltd.	2,046,000	105,492
Sherwin-Williams Co.	152,900	64,840
The Chemours Co. LLC	77,500	2,207
The Mosaic Co.	3,120,700	112,345
		522,283
Metals & Mining - 0.0%
Warrior Metropolitan Coal, Inc.	242	6

TOTAL MATERIALS		522,289

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	1,403,900	230,928
Ant International Co. Ltd. Class C (c)(d)	1,782,512	10,000
Crown Castle International Corp.	637,586	73,259
Gaming & Leisure Properties	126,400	4,352
Simon Property Group, Inc.	218,305	40,537
		359,076
UTILITIES - 1.0%
Electric Utilities - 0.6%
NextEra Energy, Inc.	116,000	21,078
Vistra Energy Corp. (a)	5,714,300	134,172
		155,250
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	2,619,200	100,656
NRG Yield, Inc. Class C	219,700	4,012
		104,668

TOTAL UTILITIES		259,918

TOTAL COMMON STOCKS
(Cost $13,026,248)		17,340,602

Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	1,596,241	77,849
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (c)(d)	38,589,900	7,056
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)(d)	1,082,251	22
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(c)(d)	196,700	3,856
Series E (a)(c)(d)	1,020,158	20,000
		23,856
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	1,846,568	26,665
Specialty Retail - 0.1%
Moda Operandi, Inc.:
Series E (a)(c)(d)	508,444	21,970
Series F (c)(d)	157,251	6,795
		28,765
Textiles, Apparel & Luxury Goods - 0.2%
Goop International Holdings, Inc. Series C (c)(d)	1,881,874	20,287
Rent the Runway, Inc. Series E (a)(c)(d)	1,378,930	25,014
		45,301

TOTAL CONSUMER DISCRETIONARY		131,665

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Generation Bio Series B (c)(d)	370,500	3,388
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(c)(d)	8,512,822	162
Mulberry Health, Inc.:
Series A (c)(d)	700,782	5,008
Series A8 (a)(c)(d)	2,960,879	21,158
Series AA (c)(d)	58,145	415
		26,743

TOTAL HEALTH CARE		30,131

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(c)(d)	51,921	8,775
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Lyft, Inc.:
Series H (c)(d)	754,791	35,742
Series I (c)(d)	380,117	18,000
		53,742
Software - 0.0%
Jello Labs, Inc. Series C (a)(c)(d)	1,050,307	0

TOTAL INFORMATION TECHNOLOGY		53,742

UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00%	42,400	3,964
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $261,036)		306,126
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 13.1%
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
Altice Finco SA:
7.625% 2/15/25 (g)	4,785	4,091
8.125% 1/15/24 (g)	574	549
AT&T, Inc.:
2.45% 6/30/20	4,383	4,319
3.6% 2/17/23	9,124	8,982
4.45% 4/1/24	590	593
4.5% 3/9/48	17,000	14,142
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	79
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (g)	1,715	1,591
7.5% 10/15/26 (g)	1,270	1,228
CenturyLink, Inc. 6.15% 9/15/19	3,331	3,368
Frontier Communications Corp.:
8.5% 4/1/26 (g)	3,620	3,285
11% 9/15/25	5,870	4,138
GCI, Inc. 6.875% 4/15/25	1,350	1,347
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,295
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,105
6.125% 1/15/21	1,405	1,410
SFR Group SA:
6.25% 5/15/24 (g)	660	639
7.375% 5/1/26 (g)	4,650	4,464
8.125% 2/1/27 (g)	4,145	4,062
Sprint Capital Corp.:
6.875% 11/15/28	3,440	3,324
6.9% 5/1/19	3,975	4,020
8.75% 3/15/32	4,680	5,084
Verizon Communications, Inc.:
2.625% 2/21/20	4,697	4,662
3.85% 11/1/42	1,470	1,232
4.522% 9/15/48	2,247	2,060
4.862% 8/21/46	4,188	3,996
5.012% 4/15/49	6,100	5,929
5.012% 8/21/54	19,396	18,335
		110,329
Entertainment - 0.1%
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	15,078
NBCUniversal, Inc.:
4.45% 1/15/43	2,479	2,328
5.95% 4/1/41	1,734	1,920
Netflix, Inc.:
4.375% 11/15/26	3,415	3,132
5.875% 11/15/28 (g)	2,195	2,173
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (g)(h)	6,964	4,039
Time Warner, Inc. 2.1% 6/1/19	10,446	10,381
Viacom, Inc.:
5.875% 2/28/57 (h)	1,375	1,322
6.25% 2/28/57 (h)	1,850	1,772
		42,145
Interactive Media & Services - 0.0%
Match Group, Inc. 5% 12/15/27 (g)	1,235	1,149
Uber Technologies, Inc. 8% 11/1/26 (g)	4,755	4,660
		5,809
Media - 0.8%
21st Century Fox America, Inc. 7.75% 12/1/45	8,012	11,559
Altice Financing SA:
6.625% 2/15/23 (g)	2,620	2,587
7.5% 5/15/26 (g)	3,625	3,408
Altice SA:
7.625% 2/15/25 (g)	4,905	3,973
7.75% 5/15/22 (g)	10,065	9,587
Cable One, Inc. 5.75% 6/15/22 (g)	895	905
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (g)	1,315	1,225
5.125% 2/15/23	1,580	1,568
5.125% 5/1/27 (g)	9,765	9,252
5.25% 3/15/21	3,375	3,379
5.5% 5/1/26 (g)	2,370	2,308
5.75% 1/15/24	4,235	4,257
5.75% 2/15/26 (g)	5,010	5,010
5.875% 5/1/27 (g)	6,060	5,962
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	7,714
4.908% 7/23/25	5,177	5,154
5.375% 5/1/47	27,968	24,956
6.484% 10/23/45	1,983	1,984
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5% 11/15/22	755	762
7.625% 3/15/20	3,205	3,201
Comcast Corp.:
3.9% 3/1/38	1,325	1,192
3.969% 11/1/47	4,281	3,683
3.999% 11/1/49	4,886	4,231
4% 3/1/48	2,423	2,131
4.6% 8/15/45	3,500	3,356
4.65% 7/15/42	3,127	3,020
CSC Holdings LLC:
5.375% 7/15/23 (g)	2,375	2,357
5.375% 2/1/28 (g)	3,605	3,389
5.5% 4/15/27 (g)	8,830	8,477
7.5% 4/1/28 (g)	3,610	3,718
DISH DBS Corp.:
5% 3/15/23	2,675	2,341
5.875% 7/15/22	2,655	2,532
E.W. Scripps Co. 5.125% 5/15/25 (g)	695	652
Lamar Media Corp. 5.375% 1/15/24	630	635
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	670
Sirius XM Radio, Inc.:
5% 8/1/27 (g)	2,770	2,604
5.375% 4/15/25 (g)	1,490	1,468
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,629
4.5% 9/15/42	14,189	11,199
5.5% 9/1/41	2,304	2,068
6.55% 5/1/37	10,296	10,450
7.3% 7/1/38	3,823	4,135
8.25% 4/1/19	10,176	10,334
Ziggo Bond Finance BV:
5.875% 1/15/25 (g)	1,120	1,021
6% 1/15/27 (g)	4,760	4,272
Ziggo Secured Finance BV 5.5% 1/15/27 (g)	7,840	7,301
		215,616
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
8% 2/15/24 (g)	4,285	4,483
8.5% 10/15/24 (g)	7,365	7,292
Neptune Finco Corp.:
10.125% 1/15/23 (g)	4,920	5,326
10.875% 10/15/25 (g)	3,767	4,341
Sprint Communications, Inc. 6% 11/15/22	9,820	9,816
Sprint Corp.:
7.125% 6/15/24	3,105	3,152
7.625% 2/15/25	775	797
7.625% 3/1/26	1,220	1,251
7.875% 9/15/23	4,515	4,741
T-Mobile U.S.A., Inc. 6% 3/1/23	2,590	2,647
		43,846

TOTAL COMMUNICATION SERVICES		417,745

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
3.15% 1/15/20	12,000	11,918
3.5% 7/10/19	17,868	17,878
4% 1/15/25	6,368	5,982
4.25% 5/15/23	3,285	3,202
4.375% 9/25/21	11,267	11,258
		50,238
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (g)	4,170	4,451
Service Corp. International 5.375% 1/15/22	505	508
		4,959
Hotels, Restaurants & Leisure - 0.3%
Aramark Services, Inc.:
5% 2/1/28 (g)	2,480	2,356
5.125% 1/15/24	4,620	4,643
Chukchansi Economic Development Authority 9.75% 5/30/20 (g)(i)	2,861	1,659
Delta Merger Sub, Inc. 6% 9/15/26 (g)	685	663
Eldorado Resorts, Inc. 6% 4/1/25	1,690	1,648
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	1,440	1,431
5.375% 4/15/26	735	734
Golden Nugget, Inc.:
6.75% 10/15/24 (g)	3,025	2,965
8.75% 10/1/25 (g)	1,385	1,392
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (g)	3,650	3,577
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	280	280
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,940	1,872
4.875% 4/1/27	1,165	1,111
International Game Technology PLC 6.25% 1/15/27 (g)	960	961
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (g)	1,325	1,242
5% 6/1/24 (g)	3,275	3,230
Merlin Entertainments PLC 5.75% 6/15/26 (g)	7,500	7,369
MGM Mirage, Inc. 5.75% 6/15/25	5,680	5,500
Penn National Gaming, Inc. 5.625% 1/15/27 (g)	355	327
Scientific Games Corp.:
6.25% 9/1/20	580	566
6.625% 5/15/21	5,350	5,163
10% 12/1/22	6,840	7,087
Silversea Cruises 7.25% 2/1/25 (g)	745	799
Studio City Co. Ltd. 5.875% 11/30/19 (g)	1,180	1,177
Studio City Finance Ltd. 8.5% 12/1/20 (g)	1,000	1,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	1,280	1,197
Voc Escrow Ltd. 5% 2/15/28 (g)	1,265	1,170
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (g)	2,180	2,098
Wynn Macau Ltd.:
4.875% 10/1/24 (g)	1,175	1,066
5.5% 10/1/27 (g)	1,445	1,279
		65,562
Household Durables - 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	759
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	618
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (g)	925	903
5.75% 10/15/20	4,433	4,427
7% 7/15/24 (g)	1,160	1,157
		7,864
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc. 4.875% 4/15/28	1,735	1,601
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (g)	3,785	3,615
6% 4/1/23	2,475	2,463
		7,679
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (g)	5,475	5,160
Specialty Retail - 0.1%
Home Depot, Inc. 3.9% 12/6/28	15,000	15,033
Sonic Automotive, Inc. 5% 5/15/23	195	178
		15,211

TOTAL CONSUMER DISCRETIONARY		156,673

CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (j)	6,862	6,724
3.3% 2/1/23	15,133	14,652
3.65% 2/1/26	20,000	18,902
4.7% 2/1/36	14,328	13,497
4.9% 2/1/46	9,290	8,686
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	7,024	6,203
		68,664
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24	870	838
Albertsons, Inc. 6.625% 6/1/28	2,130	1,640
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,445	1,402
Cumberland Farms, Inc. 6.75% 5/1/25 (g)	670	685
ESAL GmbH 6.25% 2/5/23 (g)	3,315	3,257
New Albertsons, Inc. 7.45% 8/1/29	195	159
Performance Food Group, Inc. 5.5% 6/1/24 (g)	1,050	1,022
Rite Aid Corp.:
6.875% 12/15/28 (g)(h)	3,505	2,383
7.7% 2/15/27	3,085	2,198
Tops Holding LLC/Tops Markets II Corp. 13% 6/15/24 pay-in-kind (d)	528	528
		14,112
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	6,065	4,716
5.15% 3/15/34	3,065	2,636
5.375% 3/15/44	2,305	1,925
Darling International, Inc. 5.375% 1/15/22	745	746
JBS Investments II GmbH 7% 1/15/26 (g)	1,415	1,380
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (g)	6,370	6,163
5.875% 7/15/24 (g)	1,500	1,474
6.75% 2/15/28 (g)	3,150	3,056
Pilgrim's Pride Corp.:
5.75% 3/15/25 (g)	525	511
5.875% 9/30/27 (g)	935	884
Post Holdings, Inc.:
5.5% 3/1/25 (g)	1,485	1,416
5.75% 3/1/27 (g)	4,110	3,853
		28,760
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (g)	1,370	1,357
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	4,903
4% 1/31/24	3,123	3,120
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (g)	6,420	6,298
4.25% 7/21/25 (g)	6,420	6,276
Reynolds American, Inc.:
3.25% 6/12/20	1,273	1,262
4% 6/12/22	4,375	4,332
4.45% 6/12/25	3,173	3,085
4.85% 9/15/23	7,000	7,090
5.7% 8/15/35	1,646	1,648
5.85% 8/15/45	5,525	5,345
7.25% 6/15/37	6,101	6,949
Vector Group Ltd. 6.125% 2/1/25 (g)	2,745	2,457
		52,765

TOTAL CONSUMER STAPLES		165,658

ENERGY - 2.2%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	5,872
6.5% 4/1/20	2,937	3,037
Ensco PLC:
4.5% 10/1/24	3,510	2,597
5.2% 3/15/25	660	494
7.75% 2/1/26	1,600	1,320
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	7,640	7,487
6% 10/1/22	930	907
Halliburton Co.:
3.8% 11/15/25	3,469	3,341
4.85% 11/15/35	3,029	2,961
Jonah Energy LLC 7.25% 10/15/25 (g)	2,740	2,028
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (g)	1,585	1,581
Noble Holding International Ltd.:
6.05% 3/1/41	80	54
6.2% 8/1/40	2,270	1,532
7.75% 1/15/24	3,517	3,077
7.875% 2/1/26 (g)	1,405	1,310
7.95% 4/1/25 (h)	2,995	2,561
Pacific Drilling Second Lien Escrow Issuer Ltd. 11% 4/1/24 pay-in-kind (g)	137	140
Pride International, Inc. 7.875% 8/15/40	2,554	2,094
SESI LLC 7.75% 9/15/24	985	879
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,219
Transocean Pontus Ltd. 6.125% 8/1/25 (g)	1,290	1,258
Transocean, Inc. 7.25% 11/1/25 (g)	3,170	2,932
Weatherford International Ltd. 9.875% 2/15/24	1,560	1,045
Weatherford International, Inc. 9.875% 3/1/25 (g)	6,937	4,561
		54,287
Oil, Gas & Consumable Fuels - 2.0%
Alberta Energy Co. Ltd. 8.125% 9/15/30	5,984	7,356
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)(i)	1,099	0
Amerada Hess Corp. 7.875% 10/1/29	2,989	3,330
Anadarko Finance Co. 7.5% 5/1/31	5,758	6,680
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,127
5.55% 3/15/26	4,888	5,071
6.45% 9/15/36	2,488	2,644
6.6% 3/15/46	8,166	9,036
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	785	766
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,783
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (g)	5,000	4,950
California Resources Corp. 8% 12/15/22 (g)	11,030	8,383
Callon Petroleum Co. 6.125% 10/1/24	730	704
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,450	3,586
Cenovus Energy, Inc. 4.25% 4/15/27	6,485	5,784
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	4,290	4,156
5.875% 3/31/25	2,210	2,276
Cheniere Energy Partners LP 5.625% 10/1/26 (g)	1,685	1,639
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.6863% 4/15/19 (h)(k)	2,150	2,150
4.875% 4/15/22	4,725	4,394
5.75% 3/15/23	1,800	1,674
8% 1/15/25	3,210	3,090
8% 6/15/27	4,455	4,232
Citgo Holding, Inc. 10.75% 2/15/20 (g)	2,315	2,390
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	5,938	5,911
4.5% 6/1/25	1,813	1,827
Comstock Escrow Corp. 9.75% 8/15/26 (g)	3,095	2,816
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (g)(h)(k)	3,895	3,895
6.5% 5/15/26 (g)	8,055	7,854
6.875% 6/15/25 (g)	4,640	4,592
Covey Park Energy LLC 7.5% 5/15/25 (g)	670	630
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,141
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,620
5.35% 3/15/20 (g)	5,174	5,226
5.85% 5/21/43 (g)(h)	5,735	4,817
DCP Midstream Operating LP:
2.7% 4/1/19	4,139	4,118
3.875% 3/15/23	2,327	2,228
4.95% 4/1/22	1,048	1,045
5.375% 7/15/25	1,675	1,677
5.6% 4/1/44	1,686	1,496
Denbury Resources, Inc.:
4.625% 7/15/23	4,810	3,391
5.5% 5/1/22	2,000	1,531
6.375% 8/15/21	610	525
7.5% 2/15/24 (g)	2,195	1,940
Duke Energy Field Services 6.45% 11/3/36 (g)	3,753	3,753
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	4,545	4,404
Enable Midstream Partners LP:
2.4% 5/15/19 (h)	1,656	1,646
3.9% 5/15/24 (h)	1,746	1,672
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,680
4.375% 10/15/20	4,351	4,389
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,333
5.5% 12/1/46	2,759	2,807
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (g)	665	683
5.75% 1/30/28 (g)	670	687
Energy Transfer Partners LP:
4.2% 9/15/23	1,460	1,431
4.95% 6/15/28	4,982	4,814
5.8% 6/15/38	2,778	2,621
6% 6/15/48	21,809	20,999
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (g)	4,865	4,683
8% 11/29/24 (g)	990	861
Hess Infrastructure Partners LP 5.625% 2/15/26 (g)	1,990	1,930
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 10/1/25 (g)	6,625	6,128
6.25% 11/1/28 (g)	1,570	1,472
Indigo Natural Resources LLC 6.875% 2/15/26 (g)	1,660	1,527
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	6,985
3.5% 3/1/21	2,994	2,964
6.55% 9/15/40	674	715
Kinder Morgan, Inc. 5% 2/15/21 (g)	3,749	3,819
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (g)	1,480	1,432
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,257
MEG Energy Corp.:
6.375% 1/30/23 (g)	1,565	1,459
7% 3/31/24 (g)	3,830	3,586
MPLX LP:
4.5% 7/15/23	2,476	2,486
4.8% 2/15/29	1,458	1,435
4.875% 12/1/24	3,335	3,373
5.5% 2/15/49	4,374	4,179
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,005
Nexen, Inc. 6.2% 7/30/19	1,865	1,898
Nine Energy Service, Inc. 8.75% 11/1/23 (g)	760	750
Northern Oil & Gas, Inc. 9.5% 5/15/23 pay-in-kind (g)(h)	1,635	1,610
Oasis Petroleum, Inc. 6.875% 3/15/22	563	556
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (g)	2,595	2,485
5.625% 10/15/27 (g)	780	741
6.25% 6/1/24 (g)	4,225	4,204
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,475	1,475
7.25% 6/15/25	1,820	1,802
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,785	2,778
Peabody Securities Finance Corp.:
6% 3/31/22 (g)	545	539
6.375% 3/31/25 (g)	680	653
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,490
7.25% 3/17/44	28,868	27,886
Petroleos Mexicanos:
3.5% 1/30/23	4,530	4,081
4.5% 1/23/26	6,398	5,483
4.625% 9/21/23	10,200	9,471
4.875% 1/24/22	2,315	2,241
4.875% 1/18/24	5,974	5,526
5.375% 3/13/22	3,625	3,545
5.5% 1/21/21	12,842	12,791
5.5% 6/27/44	7,252	5,438
5.625% 1/23/46	6,203	4,637
6% 3/5/20	2,593	2,628
6.375% 1/23/45	13,324	10,721
6.5% 3/13/27	5,590	5,229
6.5% 6/2/41	7,783	6,429
6.75% 9/21/47	20,424	16,901
6.875% 8/4/26	12,000	11,535
8% 5/3/19	2,772	2,805
Phillips 66 Co. 4.3% 4/1/22	5,338	5,423
Phillips 66 Partners LP 2.646% 2/15/20	527	520
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	606
Sanchez Energy Corp.:
6.125% 1/15/23	4,680	1,170
7.25% 2/15/23 (g)	2,260	1,949
SemGroup Corp. 7.25% 3/15/26	2,140	2,054
Shell International Finance BV 4.375% 5/11/45	6,392	6,316
SM Energy Co.:
5% 1/15/24	1,585	1,472
5.625% 6/1/25	1,670	1,536
6.625% 1/15/27	1,145	1,093
6.75% 9/15/26	805	773
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	4,848
Southwestern Energy Co.:
6.2% 1/23/25 (h)	3,470	3,327
7.5% 4/1/26	1,470	1,481
7.75% 10/1/27	1,090	1,102
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (g)	1,630	1,589
5.5% 2/15/26 (g)	1,385	1,319
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27	1,025	984
5.875% 4/15/26 (g)	1,095	1,090
6.75% 3/15/24	3,500	3,636
Teekay Corp. 8.5% 1/15/20	5,705	5,691
Teine Energy Ltd. 6.875% 9/30/22 (g)	2,994	2,949
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185	1,240
The Williams Companies, Inc.:
3.7% 1/15/23	12,205	11,881
4.55% 6/24/24	19,902	19,917
Ultra Resources, Inc.:
6.875% 4/15/22 (g)	1,300	650
7.125% 4/15/25 (g)	1,115	457
W&T Offshore, Inc. 9.75% 11/1/23 (g)	1,180	1,059
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,566
4.75% 8/15/28	1,458	1,375
5.375% 6/1/21	16,313	16,733
Whiting Petroleum Corp. 6.625% 1/15/26	1,005	967
Williams Partners LP:
3.6% 3/15/22	5,146	5,052
3.9% 1/15/25	1,767	1,706
4% 11/15/21	2,349	2,340
4.3% 3/4/24	4,038	3,988
4.5% 11/15/23	2,564	2,573
WPX Energy, Inc. 8.25% 8/1/23	1,070	1,169
		554,625

TOTAL ENERGY		608,912

FINANCIALS - 4.5%
Banks - 2.2%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	21,750	21,772
5.5% 7/12/20 (g)	16,673	17,068
5.75% 9/26/23 (g)	5,082	5,296
6.5% 6/10/19 (g)	1,763	1,789
Bank of America Corp.:
3.004% 12/20/23 (h)	57,008	54,662
3.419% 12/20/28 (h)	8,042	7,408
3.5% 4/19/26	7,374	6,994
3.705% 4/24/28 (h)	7,919	7,477
3.864% 7/23/24 (h)	37,687	37,325
3.95% 4/21/25	5,678	5,488
4.2% 8/26/24	9,221	9,103
4.25% 10/22/26	5,465	5,296
Barclays PLC:
2.75% 11/8/19	4,598	4,551
4.375% 1/12/26	8,817	8,336
BB&T Corp. 3.95% 3/22/22	1,495	1,507
CIT Group, Inc.:
4.125% 3/9/21	1,570	1,566
5.25% 3/7/25	1,310	1,316
Citigroup, Inc.:
2.4% 2/18/20	4,295	4,246
2.7% 10/27/22	32,987	31,502
3.142% 1/24/23 (h)	5,705	5,570
4.05% 7/30/22	14,700	14,758
4.3% 11/20/26	14,141	13,626
4.45% 9/29/27	14,000	13,522
5.5% 9/13/25	18,723	19,506
Citizens Bank NA 2.55% 5/13/21	2,268	2,205
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,650	6,588
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,341
3.75% 3/26/25	6,420	6,088
3.8% 9/15/22	9,940	9,822
3.8% 6/9/23	12,454	12,134
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,219
Discover Bank 7% 4/15/20	3,075	3,200
Fifth Third Bancorp 3.5% 3/15/22	529	527
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,841
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,728
Huntington National Bank 2.2% 4/1/19	2,700	2,694
Intesa Sanpaolo SpA:
5.017% 6/26/24 (g)	5,678	4,979
5.71% 1/15/26 (g)	13,492	11,856
JPMorgan Chase & Co.:
2.95% 10/1/26	8,946	8,138
3.875% 9/10/24	12,321	12,062
4.125% 12/15/26	49,975	48,669
4.452% 12/5/29 (h)	25,000	25,015
KeyCorp. 5.1% 3/24/21	519	537
Rabobank Nederland 4.375% 8/4/25	9,821	9,593
Regions Bank 6.45% 6/26/37	10,147	11,635
Regions Financial Corp. 3.2% 2/8/21	4,117	4,059
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,209	43,814
6% 12/19/23	14,202	14,284
6.1% 6/10/23	7,367	7,488
6.125% 12/15/22	35,362	35,891
Synchrony Bank 3% 6/15/22	5,296	4,951
		599,042
Capital Markets - 1.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,721	7,396
4.25% 2/15/24	2,760	2,786
Deutsche Bank AG 4.5% 4/1/25	14,192	12,202
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,215	5,994
3.3% 11/16/22	13,520	12,606
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (h)	95,103	91,760
3.2% 2/23/23	1,300	1,258
3.691% 6/5/28 (h)	19,000	17,586
3.75% 2/25/26	15,000	14,200
6.75% 10/1/37	2,771	3,153
Lazard Group LLC 4.25% 11/14/20	1,706	1,725
Moody's Corp.:
3.25% 1/15/28	2,803	2,602
4.875% 2/15/24	2,632	2,723
Morgan Stanley:
3.125% 1/23/23	39,834	38,477
3.7% 10/23/24	10,237	9,958
3.737% 4/24/24 (h)	30,000	29,539
4.875% 11/1/22	7,232	7,387
5% 11/24/25	9,932	10,070
5.625% 9/23/19	453	461
MSCI, Inc. 5.75% 8/15/25 (g)	870	881
Peachtree Corners Funding Trust 3.976% 2/15/25 (g)	7,000	6,753
Thomson Reuters Corp. 3.85% 9/29/24	1,327	1,279
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,687
UBS Group Funding Ltd. 4.125% 9/24/25 (g)	7,279	7,151
		298,634
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	2,254	2,194
4.125% 7/3/23	5,160	5,057
Ally Financial, Inc.:
5.75% 11/20/25	4,715	4,815
8% 12/31/18	11,545	11,578
8% 11/1/31	6,130	7,141
8% 11/1/31	15,256	17,814
Capital One Financial Corp. 3.8% 1/31/28	5,544	5,096
Discover Financial Services:
3.85% 11/21/22	1,983	1,958
3.95% 11/6/24	15,000	14,642
5.2% 4/27/22	2,146	2,207
Ford Motor Credit Co. LLC 5.875% 8/2/21	10,438	10,635
Hyundai Capital America 2.55% 2/6/19 (g)	5,366	5,360
Navient Corp.:
5.875% 10/25/24	4,930	4,425
6.75% 6/25/25	1,425	1,322
6.75% 6/15/26	4,045	3,661
SLM Corp.:
4.875% 6/17/19	3,955	3,965
5.5% 1/15/19	2,150	2,151
5.5% 1/25/23	190	179
6.125% 3/25/24	6,255	5,848
8% 3/25/20	5,930	6,123
Springleaf Financial Corp. 7.125% 3/15/26	4,515	4,219
Synchrony Financial:
3% 8/15/19	1,910	1,896
3.75% 8/15/21	7,084	6,907
3.95% 12/1/27	8,491	7,171
4.25% 8/15/24	2,903	2,668
		139,032
Diversified Financial Services - 0.3%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (g)	7,244	7,217
5.5% 1/15/23 (g)	2,905	2,912
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (g)	1,279	1,254
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	7,954
3.875% 8/15/22	7,497	7,436
4.125% 6/15/26	2,949	2,832
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (g)	2,400	1,968
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (g)	8,365	7,675
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	555	524
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (g)	1,110	1,113
Halfmoon Parent, Inc.:
4.125% 11/15/25 (g)	2,979	2,942
4.375% 10/15/28 (g)	7,689	7,550
4.8% 8/15/38 (g)	4,787	4,634
4.9% 12/15/48 (g)	4,783	4,567
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,725	2,734
6% 8/1/20	2,230	2,247
6.375% 12/15/25	4,115	4,064
6.75% 2/1/24	1,565	1,575
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (g)	1,150	1,150
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (g)	2,520	2,451
5.5% 2/15/24 (g)	11,360	11,430
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (g)	615	554
6.875% 2/15/23 (g)	515	482
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (g)	5,165	5,565
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (g)	945	907
Voya Financial, Inc. 3.125% 7/15/24	3,320	3,126
		96,863
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (g)	2,320	2,018
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,199
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (g)	3,665	3,727
American International Group, Inc.:
3.3% 3/1/21	3,455	3,415
3.75% 7/10/25	11,144	10,538
4.875% 6/1/22	10,692	10,970
AmWINS Group, Inc. 7.75% 7/1/26 (g)	2,090	2,080
Aon Corp. 5% 9/30/20	107	110
Centene Escrow Corp. 5.375% 6/1/26 (g)	3,715	3,738
HUB International Ltd. 7% 5/1/26 (g)	1,395	1,329
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,674
5% 6/1/21 (g)	6,063	6,190
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,535
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (g)	7,265	6,666
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,303
Pacific LifeCorp 5.125% 1/30/43 (g)	6,960	6,977
Prudential Financial, Inc.:
4.5% 11/16/21	1,461	1,497
7.375% 6/15/19	1,880	1,920
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	6,853	7,003
TIAA Asset Management Finance LLC 4.125% 11/1/24 (g)	2,275	2,287
Unum Group:
3.875% 11/5/25	6,934	6,657
5.625% 9/15/20	2,879	2,973
5.75% 8/15/42	10,079	10,189
USIS Merger Sub, Inc. 6.875% 5/1/25 (g)	2,030	1,929
		103,924

TOTAL FINANCIALS		1,237,495

HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (g)	1,505	1,430
4.625% 2/1/28 (g)	505	472
		1,902
Health Care Providers & Services - 0.7%
Community Health Systems, Inc.:
5.125% 8/1/21	2,120	2,007
6.25% 3/31/23	13,660	12,670
8.625% 1/15/24 (g)	3,670	3,730
CVS Health Corp.:
3.7% 3/9/23	3,400	3,346
3.875% 7/20/25	5,311	5,149
4.1% 3/25/25	14,035	13,824
4.3% 3/25/28	16,299	15,876
4.78% 3/25/38	7,256	6,933
5.05% 3/25/48	10,668	10,334
DaVita HealthCare Partners, Inc.:
5% 5/1/25	3,525	3,314
5.125% 7/15/24	5,800	5,575
Elanco Animal Health, Inc.:
3.912% 8/27/21 (g)	1,267	1,266
4.272% 8/28/23 (g)	4,000	3,971
4.9% 8/28/28 (g)	1,685	1,696
Encompass Health Corp.:
5.75% 11/1/24	4,285	4,290
5.75% 9/15/25	3,965	3,930
Halfmoon Parent, Inc. 3.75% 7/15/23 (g)	6,161	6,078
HCA Holdings, Inc.:
4.25% 10/15/19	3,850	3,860
4.75% 5/1/23	305	305
5.375% 2/1/25	6,835	6,878
5.375% 9/1/26	1,560	1,533
5.625% 9/1/28	1,905	1,865
5.875% 3/15/22	365	379
5.875% 5/1/23	2,555	2,644
5.875% 2/15/26	5,470	5,634
6.5% 2/15/20	13,898	14,280
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,753
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (g)(h)	2,925	2,910
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	633
Tenet Healthcare Corp.:
5.125% 5/1/25	5,585	5,295
6.75% 6/15/23	13,530	13,361
8.125% 4/1/22	5,010	5,192
Toledo Hospital:
5.325% 11/15/28	2,704	2,716
6.015% 11/15/48	12,979	13,067
Vizient, Inc. 10.375% 3/1/24 (g)	2,055	2,235
Wellcare Health Plans, Inc.:
5.25% 4/1/25	1,405	1,393
5.375% 8/15/26 (g)	945	938
West Street Merger Sub, Inc. 6.375% 9/1/25 (g)	2,950	2,766
		195,626
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (g)	1,070	1,030
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (g)	595	595
Pharmaceuticals - 0.3%
Actavis Funding SCS 3.45% 3/15/22	12,768	12,488
Catalent Pharma Solutions 4.875% 1/15/26 (g)	530	502
HLF Financing SARL LLC / Herbalife International, Inc. 7.25% 8/15/26 (g)	470	474
Mylan NV:
2.5% 6/7/19	3,008	2,991
3.15% 6/15/21	7,274	7,102
3.95% 6/15/26	3,535	3,247
NVA Holdings, Inc. 6.875% 4/1/26 (g)	775	739
Perrigo Finance PLC 3.5% 12/15/21	569	553
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,766
2.8% 7/21/23	2,079	1,823
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (g)	3,325	3,213
5.5% 11/1/25 (g)	2,295	2,255
5.875% 5/15/23 (g)	7,385	7,173
6.125% 4/15/25 (g)	7,740	7,266
7% 3/15/24 (g)	2,965	3,102
9.25% 4/1/26 (g)	3,415	3,636
		61,330

TOTAL HEALTH CARE		260,483

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	3,704
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (g)	520	503
Bombardier, Inc. 7.5% 12/1/24 (g)	1,530	1,455
BWX Technologies, Inc. 5.375% 7/15/26 (g)	1,010	980
DAE Funding LLC:
4.5% 8/1/22 (g)	1,210	1,159
5% 8/1/24 (g)	1,665	1,569
TransDigm UK Holdings PLC 6.875% 5/15/26 (g)	1,460	1,442
		10,812
Airlines - 0.0%
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 11/1/20	0	0
9.798% 4/1/21	836	874
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	41	41
		915
Building Products - 0.0%
American Woodmark Corp. 4.875% 3/15/26 (g)	5,665	5,141
HD Supply, Inc. 5.375% 10/15/26 (g)	2,355	2,273
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	434
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (g)	1,195	1,099
6.125% 4/1/25 (g)	750	671
		9,618
Commercial Services & Supplies - 0.1%
APX Group, Inc. 7.625% 9/1/23	3,500	2,844
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	3,740	3,301
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (g)	655	598
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,761
6% 1/1/27	2,705	2,516
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,440	1,332
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (g)	545	535
Tervita Escrow Corp. 7.625% 12/1/21 (g)	650	637
		14,524
Electrical Equipment - 0.0%
Vertiv Group Corp. 9.25% 10/15/24 (g)	910	887
Machinery - 0.0%
Apergy Corp. 6.375% 5/1/26 (g)	515	510
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,464
U.S.A. Compression Partners LP 6.875% 4/1/26 (g)	520	508
		2,482
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	3,825	3,003
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	4,775	3,175
11.25% 8/15/22 (g)	2,475	1,955
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,380	1,259
		9,392
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,245	1,152
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/20	10,000	9,838
3% 9/15/23	1,146	1,075
3.375% 6/1/21	3,689	3,624
3.75% 2/1/22	6,505	6,453
3.875% 4/1/21	4,155	4,159
4.25% 9/15/24	4,566	4,498
4.75% 3/1/20	4,617	4,682
Avantor, Inc. 6% 10/1/24 (g)	3,750	3,717
FLY Leasing Ltd. 5.25% 10/15/24	1,260	1,172
		39,218

TOTAL INDUSTRIALS		89,000

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Gray Escrow, Inc. 7% 5/15/27 (g)	4,135	4,197
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,482
		9,679
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (g)	13,573	13,544
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,293
TTM Technologies, Inc. 5.625% 10/1/25 (g)	540	516
Tyco Electronics Group SA 2.375% 12/17/18	1,087	1,087
		16,440
IT Services - 0.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	9,335	9,883
Banff Merger Sub, Inc. 9.75% 9/1/26 (g)	4,720	4,443
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,110	1,102
5.375% 3/15/27	920	902
		16,330
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (g)	1,735	1,606
Qorvo, Inc. 5.5% 7/15/26 (g)	6,700	6,499
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (g)	2,675	2,724
		10,829
Software - 0.0%
CDK Global, Inc. 5.875% 6/15/26	535	532
Ensemble S Merger Sub, Inc. 9% 9/30/23 (g)	4,530	4,666
Open Text Corp. 5.875% 6/1/26 (g)	3,700	3,728
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (g)	4,590	3,305
		12,231

TOTAL INFORMATION TECHNOLOGY		65,509

MATERIALS - 0.4%
Chemicals - 0.1%
LSB Industries, Inc. 9.625% 5/1/23 (g)	835	854
NOVA Chemicals Corp.:
4.875% 6/1/24 (g)	1,835	1,707
5.25% 6/1/27 (g)	1,860	1,704
OCI NV 6.625% 4/15/23 (g)	6,265	6,359
Olin Corp. 5% 2/1/30	1,215	1,081
Platform Specialty Products Corp.:
5.875% 12/1/25 (g)	1,610	1,570
6.5% 2/1/22 (g)	4,355	4,437
The Chemours Co. LLC:
5.375% 5/15/27	715	645
7% 5/15/25	825	832
The Dow Chemical Co. 4.55% 11/30/25 (g)	13,459	13,496
TPC Group, Inc. 8.75% 12/15/20 (g)	7,895	7,619
		40,304
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (g)	3,030	2,822
7.25% 5/15/24 (g)	3,410	3,444
Berry Global, Inc. 4.5% 2/15/26 (g)	3,580	3,365
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26 (g)	4,315	4,159
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	970	902
Flex Acquisition Co., Inc. 6.875% 1/15/25 (g)	810	748
Plastipak Holdings, Inc. 6.25% 10/15/25 (g)	465	419
		15,859
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 6.125% 5/15/28 (g)	425	414
ArcelorMittal SA 7% 10/15/39 (h)	1,226	1,303
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (g)(h)	2,727	2,804
6.75% 10/19/75 (g)(h)	6,773	7,179
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (g)	1,270	1,295
Constellium NV 5.875% 2/15/26 (g)	650	590
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (g)	1,966	1,831
4.5% 8/13/23 (Reg. S)	8,600	8,707
4.5% 8/1/47 (g)	1,995	1,829
First Quantum Minerals Ltd.:
6.5% 3/1/24 (g)	1,605	1,410
6.875% 3/1/26 (g)	1,605	1,376
7.25% 4/1/23 (g)	1,705	1,579
7.5% 4/1/25 (g)	3,525	3,173
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (g)	1,140	1,094
5.125% 3/15/23 (g)	1,530	1,450
Freeport-McMoRan, Inc. 6.875% 2/15/23	6,818	7,099
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (g)	1,085	1,156
Murray Energy Corp. 11.25% 4/15/21 (g)	1,000	640
Novelis Corp. 5.875% 9/30/26 (g)	2,150	2,005
		46,934

TOTAL MATERIALS		103,097

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,138
4.6% 4/1/22	2,000	2,050
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,568
American Tower Corp. 2.8% 6/1/20	6,000	5,929
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,459
Boston Properties, Inc. 4.5% 12/1/28	5,097	5,101
Camden Property Trust 2.95% 12/15/22	2,154	2,090
CommonWealth REIT 5.875% 9/15/20	991	1,014
Corporate Office Properties LP:
3.6% 5/15/23	5,166	4,980
3.7% 6/15/21	3,614	3,560
5% 7/1/25	4,043	4,083
5.25% 2/15/24	3,576	3,679
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585	2,501
DDR Corp.:
3.625% 2/1/25	3,112	2,929
4.25% 2/1/26	2,564	2,474
4.625% 7/15/22	3,877	3,953
Duke Realty LP:
3.25% 6/30/26	1,061	998
3.625% 4/15/23	2,844	2,812
3.75% 12/1/24	2,012	1,976
3.875% 10/15/22	4,799	4,815
4.375% 6/15/22	3,202	3,267
Equinix, Inc. 5.375% 5/15/27	1,410	1,389
Equity One, Inc. 3.75% 11/15/22	7,300	7,222
HCP, Inc.:
3.4% 2/1/25	8,000	7,533
3.875% 8/15/24	11,000	10,686
Health Care REIT, Inc.:
4% 6/1/25	4,568	4,438
4.125% 4/1/19	11,300	11,308
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,864
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	5,480	5,206
5.25% 8/1/26	2,206	2,156
6.375% 3/1/24	1,545	1,599
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,619
4.5% 1/15/25	3,358	3,261
4.5% 4/1/27	21,587	20,651
4.75% 1/15/28	7,767	7,567
4.95% 4/1/24	1,785	1,803
5.25% 1/15/26	7,807	7,877
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,177
5% 12/15/23	980	975
Ventas Realty LP:
3.125% 6/15/23	1,874	1,810
3.5% 2/1/25	2,295	2,183
4% 3/1/28	2,728	2,604
4.125% 1/15/26	2,088	2,043
4.375% 2/1/45	1,098	974
WP Carey, Inc. 4% 2/1/25	7,547	7,315
		185,636
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,907	7,803
3.95% 11/15/27	5,258	4,904
4.1% 10/1/24	5,444	5,321
4.55% 10/1/29	5,773	5,578
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,792
3.95% 7/1/22	4,464	4,473
4.75% 10/1/25	4,899	5,014
5.25% 3/15/21	2,876	2,964
Howard Hughes Corp. 5.375% 3/15/25 (g)	3,040	2,880
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	754
Liberty Property LP:
3.25% 10/1/26	2,723	2,516
3.375% 6/15/23	2,951	2,876
4.125% 6/15/22	2,746	2,782
4.75% 10/1/20	6,595	6,718
Mack-Cali Realty LP:
3.15% 5/15/23	6,708	5,904
4.5% 4/18/22	1,689	1,613
Mattamy Group Corp. 6.875% 12/15/23 (g)	660	634
Mid-America Apartments LP 4% 11/15/25	1,682	1,646
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,171
Tanger Properties LP:
3.125% 9/1/26	4,273	3,784
3.75% 12/1/24	3,781	3,625
3.875% 12/1/23	2,341	2,282
3.875% 7/15/27	9,215	8,584
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	481
		91,099

TOTAL REAL ESTATE		276,735

UTILITIES - 0.8%
Electric Utilities - 0.4%
Clearway Energy Operating LLC 5.75% 10/15/25 (g)	1,695	1,631
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,557	2,428
Drax Finco PLC 6.625% 11/1/25 (g)	1,335	1,312
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,135
6.4% 9/15/20 (g)	10,769	11,249
FirstEnergy Corp.:
4.25% 3/15/23	23,348	23,468
7.375% 11/15/31	16,161	20,409
FirstEnergy Solutions Corp. 6.05% 8/15/21 (i)	1,195	854
InterGen NV 7% 6/30/23 (g)	14,775	13,408
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,457	10,395
3.7% 9/1/24	2,490	2,377
LG&E and KU Energy LLC 3.75% 11/15/20	745	747
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (g)	3,993	4,273
NV Energy, Inc. 6.25% 11/15/20	1,666	1,747
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,069
Vistra Operations Co. LLC 5.5% 9/1/26 (g)	2,025	1,992
		102,494
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,769
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp.:
5.375% 1/15/23	1,475	1,398
5.75% 1/15/25	635	584
6% 1/15/22 (g)	1,115	1,116
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	17,325	18,408
Dynegy, Inc.:
5.875% 6/1/23	1,745	1,765
7.625% 11/1/24	7,785	8,272
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,730
2.7% 6/15/21	1,715	1,661
3.55% 6/15/26	2,743	2,564
NextEra Energy Partners LP:
4.25% 9/15/24 (g)	1,070	1,008
4.5% 9/15/27 (g)	745	684
NRG Energy, Inc.:
5.75% 1/15/28	7,555	7,366
6.625% 1/15/27	4,390	4,472
Pattern Energy Group, Inc. 5.875% 2/1/24 (g)	855	831
Talen Energy Supply LLC:
6.5% 6/1/25	3,405	2,473
10.5% 1/15/26 (g)	5,700	4,945
TerraForm Global, Inc. 6.125% 3/1/26 (g)	2,450	2,295
TerraForm Power Operating LLC:
4.25% 1/31/23 (g)	805	765
5% 1/31/28 (g)	805	721
6.625% 6/15/25 (g)(h)	1,200	1,236
The AES Corp.:
4% 3/15/21	3,125	3,091
4.5% 3/15/23	2,065	2,047
5.125% 9/1/27	1,280	1,261
		70,693
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (h)(k)	19,347	17,896
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (h)(k)	2,474	2,350
Puget Energy, Inc. 6% 9/1/21	691	726
Sempra Energy 6% 10/15/39	5,386	5,865
Wind Tre SpA 5% 1/20/26 (g)	2,690	2,225
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (h)(k)	3,876	3,324
		32,386

TOTAL UTILITIES		207,342

TOTAL NONCONVERTIBLE BONDS
(Cost $3,675,976)		3,588,649

U.S. Government and Government Agency Obligations - 9.7%
U.S. Treasury Inflation-Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$105,357	$99,035
1.375% 2/15/44	76,316	78,217

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		177,252

U.S. Treasury Obligations - 9.1%
U.S. Treasury Bonds 3.375% 11/15/48	340,839	345,446
U.S. Treasury Notes:
1.25% 10/31/21	282,669	270,280
1.625% 5/15/26	218,148	199,034
1.75% 6/30/22	849,611	818,414
1.875% 7/31/22	207,750	200,787
2% 8/15/25	167,514	158,144
2.125% 11/30/24	12,481	11,952
2.25% 1/31/24	59,805	58,039
2.25% 12/31/24	16,866	16,259
2.25% 2/15/27	132,885	125,945
2.375% 5/15/27	305,545	291,975

TOTAL U.S. TREASURY OBLIGATIONS		2,496,275

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,743,841)		2,673,527

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (g)	$5,503	$5,454
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (g)	11,932	11,990
Class AA, 2.487% 12/16/41 (g)	2,626	2,548
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	89	89
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (g)	8,860	8,863
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	218	219
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (g)	4,027	3,906
Class A2II, 4.03% 11/20/47 (g)	6,784	6,543
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.1399% 3/25/34 (h)(k)	2	2
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (g)(h)(k)	191	187
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (g)(h)(k)	69	68
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (g)(h)(k)	114	108
Class D, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/34 (g)(h)(k)	44	41
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (g)	3,956	3,965
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (h)(k)	2,016	1,620
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.8249% 9/25/35 (h)(k)	839	837
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.5599% 1/25/36 (h)(k)	1,120	1,120
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (h)(k)	19	18
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (g)	8,763	8,704
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.9681% 4/6/42 (d)(g)(h)(k)	1,467	1,023
TOTAL ASSET-BACKED SECURITIES
(Cost $54,404)		57,305

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.8749% 1/25/35 (h)(k)	182	182
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (h)(k)	142	140
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/35 (h)(k)	155	153
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (h)(k)	11	10
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.9549% 9/25/43 (h)(k)	895	887

TOTAL PRIVATE SPONSOR		1,372

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	3,988	3,932
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,239)		5,304

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (h)(m)	13	0
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	396	15
Series 2006-3A, Class IO, 0% 10/25/36 (d)(g)(h)(m)	9,773	0
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.9315% 9/15/37 (g)(h)(k)	2,504	2,493
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1065% 11/15/35 (g)(h)(k)	3,755	3,746
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (g)	1,100	1,097
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51 (n)	4,362	4,493
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,584	3,708
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (g)(h)	6,410	6,374
Class CFX, 3.4949% 12/15/34 (g)(h)	5,380	5,358
Class DFX, 3.4949% 12/15/34 (g)(h)	4,559	4,529
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (g)	914	938
Class DFX, 5.3503% 7/5/33 (g)	1,406	1,444
Class EFX, 5.5422% 7/5/33 (g)	1,924	1,957
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (g)(h)	5,248	5,102
Class B, 4.181% 11/15/34 (g)	2,207	2,164
Class C, 5.205% 11/15/34 (g)	1,548	1,535
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	2,736	2,747
Class D, 5.513% 12/15/43 (h)	1,459	1,458
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $50,020)		49,158

Municipal Securities - 0.4%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$1,095	$1,488
7.5% 4/1/34	7,195	9,713
7.55% 4/1/39	10,865	15,345
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,178
Series 2010 C1, 7.781% 1/1/35	6,325	6,987
6.05% 1/1/29	360	366
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	1,700	1,720
Series 2010-1, 6.63% 2/1/35	15,330	16,112
Series 2010-3:
5.547% 4/1/19	155	156
6.725% 4/1/35	11,505	12,170
7.35% 7/1/35	4,495	4,931
Series 2010-5, 6.2% 7/1/21	1,149	1,190
Series 2011, 5.877% 3/1/19	19,390	19,519
Series 2013, 4% 12/1/20	6,040	6,045
TOTAL MUNICIPAL SECURITIES
(Cost $96,075)		96,920

Bank Loan Obligations - 0.4%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 2/2/26 (h)(k)	$2,335	$2,321
Entertainment - 0.0%
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1% 3/29/25 (h)(k)	2,581	2,558
Interactive Media & Services - 0.0%
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8065% 7/13/23 (h)(k)	2,020	1,988
3 month U.S. LIBOR + 4.000% 6.3153% 4/4/25 (h)(k)	1,576	1,556
		3,544
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5555% 6/7/23 (h)(k)	2,774	2,473
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8065% 1/25/26 (h)(k)	458	450
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.97% 2/15/24 (h)(k)	2,060	2,024
NEP/NCP Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4743% 10/19/25 (h)(k)	85	84
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 5.994% 1/31/26 (h)(k)	4,034	3,784
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5525% 8/19/23 (h)(k)	10,709	10,142
		18,957
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0719% 11/27/23 (h)(k)	8,730	8,667
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 4/11/25 (h)(k)	499	493
		9,160

TOTAL COMMUNICATION SERVICES		36,540

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 8/22/25 (h)(k)	2,230	2,236
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 0% 2/21/25 (h)(k)	628	624
		2,860
Hotels, Restaurants & Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 7/31/24 (h)(k)	45	44
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3446% 9/25/24 (h)(k)	2,925	2,887
Media - 0.1%
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 2/28/25 (h)(k)	4,766	4,673

TOTAL CONSUMER DISCRETIONARY		10,464

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.4677% 5/31/24 (h)(k)	4,988	4,880
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 11.1875% 11/16/23 (d)(h)(k)	1,204	1,204
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 6/27/23 (h)(k)	632	624
		6,708
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1434% 11/3/25 (h)(k)	745	725
Oil, Gas & Consumable Fuels - 0.1%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.8153% 3/30/23 (h)(k)	279	279
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6411% 6/22/24 (h)(k)	1,279	1,232
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.7243% 12/31/21 (h)(k)	6,180	6,577
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0651% 12/31/22 (h)(k)	3,700	3,722
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.3055% 3/1/24 (h)(k)	4,780	4,047
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6946% 7/18/25 (h)(k)	635	627
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (h)(k)	275	274
		16,758

TOTAL ENERGY		17,483

FINANCIALS - 0.1%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 3/1/25 (h)(k)	307	304
Diversified Financial Services - 0.1%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (d)	1,936	1,936
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 10/1/25 (h)(k)	4,365	4,247
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (h)(k)	3,860	3,791
		9,974
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0565% 5/10/25 (h)(k)	64	63
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 11/3/24 (h)(k)	3,850	3,807
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.8446% 8/4/25 (h)(k)	360	367
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 5/16/24 (h)(k)	455	443
		4,680

TOTAL FINANCIALS		14,958

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/18/25 (h)(k)	310	309
Valeant Pharmaceuticals International, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.9719% 11/27/25 (h)(k)	3,335	3,282
		3,591
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/7/25 (k)(o)	4,720	4,661
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0684% 8/3/25 (h)(k)	375	369
Electronic Equipment & Components - 0.0%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 2/28/25 (h)(k)	154	154
IT Services - 0.0%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1704% 10/11/26 (h)(k)	719	712
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1704% 10/11/25 (h)(k)	290	287
		999
Software - 0.0%
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.791% 11/1/24 (h)(k)	3,520	3,532
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 4/16/25 (h)(k)	3,621	3,531
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 4/16/25 (h)(k)	1,379	1,345
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.5946% 4/16/25 (h)(k)	385	375
		8,783

TOTAL INFORMATION TECHNOLOGY		10,305

MATERIALS - 0.0%
Chemicals - 0.0%
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/28/25 (h)(k)	134	133
Messer Industrie GmbH Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (k)(o)	5,085	5,006
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0266% 2/8/25 (h)(k)	91	90
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5494% 10/1/25 (h)(k)	880	867
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.05% 4/3/25 (h)(k)	3,970	3,917
		10,013
TOTAL BANK LOAN OBLIGATIONS
(Cost $116,260)		114,723

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	7,402	7,234
Discover Bank:
(Delaware) 3.2% 8/9/21	$9,037	$8,871
3.1% 6/4/20	8,635	8,551
4.682% 8/9/28 (h)	3,485	3,427
8.7% 11/18/19	532	556
RBS Citizens NA 2.5% 3/14/19	4,029	4,023
Synchrony Bank 3.65% 5/24/21	5,873	5,747
TOTAL BANK NOTES
(Cost $38,991)		38,409

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Bank of America Corp.:
5.875% (h)(p)	$14,020	$13,564
6.1% (h)(p)	1,680	1,716
Barclays Bank PLC 7.625% 11/21/22	7,765	8,160
Citigroup, Inc.:
5.35% (h)(p)	6,540	6,196
5.95% (h)(p)	1,325	1,328
5.95% (h)(p)	5,000	5,112
6.3% (h)(p)	3,635	3,536
Credit Agricole SA:
6.625% (g)(h)(p)	7,820	7,859
7.875% (g)(h)(p)	2,225	2,278
8.125% (g)(h)(p)	4,510	4,757
JPMorgan Chase & Co. 6% (h)(p)	11,680	11,965
Standard Chartered PLC 7.5% (g)(h)(p)	3,195	3,238
TOTAL PREFERRED SECURITIES
(Cost $70,505)		69,709
	Shares	Value (000s)

Fixed-Income Funds - 7.1%
Fidelity Mortgage Backed Securities Central Fund (q)
(Cost $1,954,520)	18,659,162	1,947,457

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)(d)
(Cost $11)	11,217	11

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 2.27% (r)	1,260,412,478	1,260,665
Fidelity Securities Lending Cash Central Fund 2.27% (r)(s)	127,687,945	127,701
TOTAL MONEY MARKET FUNDS
(Cost $1,388,366)		1,388,366
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $23,481,492)		27,676,266
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(256,292)
NET ASSETS - 100%		$27,419,974

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $593,078,000 or 2.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated company

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $975,005,000 or 3.6% of net assets.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Non-income producing - Security is in default.

 (j) A portion of the security sold on a delayed delivery basis.

 (k) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (o) The coupon rate will be determined upon settlement of the loan after period end.

 (p) Security is perpetual in nature with no stated maturity date.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,000
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Generation Bio Series B	2/21/18	$3,388
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Jello Labs, Inc. Series C	12/22/16	$17,000
Lyft, Inc. Series H	11/22/17	$30,000
Lyft, Inc. Series I	6/27/18	$18,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Mulberry Health, Inc. Series A	3/23/18	$5,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Mulberry Health, Inc. Series AA	3/23/18	$170
Neutron Holdings, Inc. Series C	7/3/18	$7,056
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
TulCo LLC	8/24/17 - 12/14/17	$15,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$8,294
Fidelity Mortgage Backed Securities Central Fund	12,824
Fidelity Securities Lending Cash Central Fund	108
Total	$21,226

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,547,167	$413,624	$--	$--	$(13,334)	$1,947,457	22.1%
Total	$1,547,167	$413,624	$--	$--	$(13,334)	$1,947,457

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$20,381	$314	$--	$--	$--	$226	$20,921
Total	$20,381	$314	$--	$--	$--	$226	$20,921

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$1,896,915	$1,658,859	$--	$238,056
Consumer Discretionary	2,206,695	2,001,422	--	205,273
Consumer Staples	982,000	979,165	--	2,835
Energy	793,913	640,189	153,119	605
Financials	1,739,194	1,739,194	--	--
Health Care	3,793,112	3,762,981	--	30,131
Industrials	1,463,829	1,423,829	--	40,000
Information Technology	3,625,823	3,561,903	--	63,920
Materials	522,289	522,289	--	--
Real Estate	359,076	349,076	--	10,000
Utilities	263,882	259,918	3,964	--
Corporate Bonds	3,588,649	--	3,588,121	528
U.S. Government and Government Agency Obligations	2,673,527	--	2,673,527	--
Asset-Backed Securities	57,305	--	56,282	1,023
Collateralized Mortgage Obligations	5,304	--	5,304	--
Commercial Mortgage Securities	49,158	--	49,158	--
Municipal Securities	96,920	--	96,920	--
Bank Loan Obligations	114,723	--	111,583	3,140
Bank Notes	38,409	--	38,409	--
Preferred Securities	69,709	--	69,709	--
Fixed-Income Funds	1,947,457	1,947,457	--	--
Other	11	--	--	11
Money Market Funds	1,388,366	1,388,366	--	--
Total Investments in Securities:	$27,676,266	$20,234,648	$6,846,096	$595,522

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$418,843
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(213,582)
Cost of Purchases	12
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$205,273
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2018	$(213,582)
Other Investments in Securities
Beginning Balance	$248,058
Net Realized Gain (Loss) on Investment Securities	315
Net Unrealized Gain (Loss) on Investment Securities	142,115
Cost of Purchases	2,830
Proceeds of Sales	(3,078)
Amortization/Accretion	9
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$390,249
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2018	$142,115

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$528	Market approach	Transaction price	$100.00	Increase
		Recovery value	Recovery value	0.0%	Increase
Asset-Backed Securities	$1,023	Discount cash flow	Spread	3.3%	Decrease
Commercial Mortgage Securities	$0	Expected distribution	Recovery rate	0.0%	Increase
Equities	$590,816	Market comparable	Enterprise value/Sales multiple (EV/S)	1.3 - 3.9 / 2.9	Increase
			Transaction price	$9.15	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.4 - 10.5 / 10.3	Increase
			Discount rate	9.0% - 60.0% / 20.5%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 12.1%	Decrease
			Premium rate	29.0% - 58.0% / 42.5%	Increase
		Market approach	Transaction price	$0.18 - $544.29 / $92.93	Increase
		Book Value	Book value multiple	1.0	Increase
		Recovery value	Recovery value	0.0%	Increase
Bank Loan Obligations	$3,140	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
		Recovery value	Recovery value	100.0%	Increase
Other	$11	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Balanced Fund

November 30, 2018

BAL-QTLY-0119
1.809104.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	8,607,164	$268,888
Entertainment - 1.2%
Activision Blizzard, Inc.	2,147,331	107,109
Electronic Arts, Inc. (a)	520,884	43,791
NetEase, Inc. ADR	107,800	24,478
Netflix, Inc. (a)	396,414	113,426
Take-Two Interactive Software, Inc. (a)	170,700	18,721
The Walt Disney Co.	667,800	77,124
		384,649
Interactive Media & Services - 3.3%
58.com, Inc. ADR (a)	47,500	2,831
Alphabet, Inc.:
Class A (a)	141,723	157,263
Class C (a)	470,547	514,981
Facebook, Inc. Class A (a)	2,531,269	355,922
Momo, Inc. ADR (a)	413,700	12,969
Tencent Holdings Ltd.	486,000	19,430
		1,063,396
Media - 0.6%
Comcast Corp. Class A	4,758,492	185,629
MDC Partners, Inc. Class A (a)	2,162,434	5,709
Naspers Ltd. Class N	39,100	7,795
		199,133
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	1,292,666	88,483

TOTAL COMMUNICATION SERVICES		2,004,549

CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.1%
Aptiv PLC	510,100	36,676
Distributors - 0.0%
LKQ Corp. (a)	227,000	6,320
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A	475,700	11,250
Hotels, Restaurants & Leisure - 1.9%
Cedar Fair LP (depositary unit)	637,000	34,857
Compass Group PLC	3,338,900	71,413
Dunkin' Brands Group, Inc.	332,800	24,627
Marriott International, Inc. Class A	586,537	67,469
McDonald's Corp.	1,068,400	201,404
Sea Ltd. ADR (a)(b)	2,474,400	33,008
Starbucks Corp.	885,474	59,079
U.S. Foods Holding Corp. (a)	1,725,300	57,245
Wyndham Destinations, Inc.	352,000	14,597
Wyndham Hotels & Resorts, Inc.	650,200	32,595
		596,294
Household Durables - 0.3%
Lennar Corp. Class A	1,169,600	49,977
Newell Brands, Inc.	1,544,630	36,144
		86,121
Internet & Direct Marketing Retail - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	348,600	56,076
Amazon.com, Inc. (a)	380,800	643,617
JD.com, Inc. sponsored ADR (a)	1,608,800	34,155
The Booking Holdings, Inc. (a)	25,900	49,000
Wayfair LLC Class A (a)	23,100	2,453
		785,301
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	1,538,800	21,389
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	944,000	81,911
Specialty Retail - 1.6%
Home Depot, Inc.	1,352,144	243,819
Lowe's Companies, Inc.	1,035,200	97,692
O'Reilly Automotive, Inc. (a)	136,108	47,200
TJX Companies, Inc.	2,572,914	125,687
Ulta Beauty, Inc. (a)	46,200	13,758
		528,156
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	887,150	66,643
Prada SpA	3,673,800	12,748
Tapestry, Inc.	882,300	34,348
		113,739

TOTAL CONSUMER DISCRETIONARY		2,267,157

CONSUMER STAPLES - 4.2%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	510,500	39,222
Constellation Brands, Inc. Class A (sub. vtg.)	523,427	102,466
Keurig Dr. Pepper, Inc.	574,300	15,506
Monster Beverage Corp. (a)	890,142	53,124
The Coca-Cola Co.	4,855,908	244,738
		455,056
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.	617,175	52,256
Food Products - 0.8%
Bunge Ltd.	697,363	39,799
Mondelez International, Inc.	2,698,500	121,379
The Kraft Heinz Co.	802,900	41,044
The Simply Good Foods Co. (a)	522,621	10,620
TreeHouse Foods, Inc. (a)	677,900	35,658
		248,500
Household Products - 0.5%
Colgate-Palmolive Co.	1,782,967	113,254
Procter & Gamble Co.	166,800	15,764
Spectrum Brands Holdings, Inc.	410,701	20,280
		149,298
Personal Products - 0.4%
Avon Products, Inc. (a)	6,820,178	14,459
Coty, Inc. Class A	3,132,102	26,122
Edgewell Personal Care Co. (a)	392,300	16,398
Estee Lauder Companies, Inc. Class A	255,282	36,419
Unilever NV (Certificaten Van Aandelen) (Bearer)	704,600	39,101
		132,499
Tobacco - 1.0%
Altria Group, Inc.	903,495	49,539
British American Tobacco PLC sponsored ADR	1,849,719	64,500
Philip Morris International, Inc.	2,313,799	200,213
		314,252

TOTAL CONSUMER STAPLES		1,351,861

ENERGY - 3.5%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	1,632,000	37,242
Hess Midstream Partners LP	407,700	7,852
Liberty Oilfield Services, Inc. Class A (b)	730,600	12,654
NCS Multistage Holdings, Inc. (a)	1,567,839	11,445
Oceaneering International, Inc. (a)	474,391	7,965
Schlumberger Ltd.	435,800	19,655
		96,813
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	1,403,302	74,235
Black Stone Minerals LP	757,000	12,680
BP PLC sponsored ADR	755,263	30,475
Cabot Oil & Gas Corp.	1,005,150	25,290
Centennial Resource Development, Inc. Class A (a)	1,052,700	16,338
Chevron Corp.	664,905	79,084
ConocoPhillips Co.	637,700	42,203
Devon Energy Corp.	2,606,200	70,446
EOG Resources, Inc.	1,134,400	117,195
Exxon Mobil Corp.	1,411,743	112,234
HollyFrontier Corp.	487,500	30,454
Magnolia Oil & Gas Corp.	931,000	11,340
Magnolia Oil & Gas Corp. Class A (a)	1,087,000	13,240
Noble Energy, Inc.	1,832,800	43,511
Parsley Energy, Inc. Class A (a)	1,092,230	21,987
Phillips 66 Co.	811,417	75,884
Pioneer Natural Resources Co.	341,600	50,471
PrairieSky Royalty Ltd. (b)	858,637	11,736
Reliance Industries Ltd.	2,529,462	42,402
Suncor Energy, Inc.	1,918,100	61,846
Targa Resources Corp.	316,200	14,112
Valero Energy Corp.	635,600	50,784
Whiting Petroleum Corp. (a)	409,900	12,408
		1,020,355

TOTAL ENERGY		1,117,168

FINANCIALS - 9.2%
Banks - 3.9%
Bank of America Corp.	10,429,108	296,187
Citigroup, Inc.	3,161,612	204,841
First Horizon National Corp.	3,407,500	56,190
Huntington Bancshares, Inc.	12,112,912	176,727
KB Financial Group, Inc.	136,300	5,748
KeyCorp	3,430,300	62,912
M&T Bank Corp.	351,800	59,458
PNC Financial Services Group, Inc.	467,900	63,531
Signature Bank	246,300	30,376
U.S. Bancorp	723,100	39,380
Wells Fargo & Co.	4,416,000	239,700
		1,235,050
Capital Markets - 1.4%
Bank of New York Mellon Corp.	1,661,400	85,246
Cboe Global Markets, Inc.	1,084,711	116,737
E*TRADE Financial Corp.	2,158,349	112,860
Goldman Sachs Group, Inc.	199,900	38,119
Oaktree Capital Group LLC Class A	378,600	15,682
State Street Corp.	264,900	19,343
TD Ameritrade Holding Corp.	686,900	36,962
Virtu Financial, Inc. Class A	1,206,600	30,370
		455,319
Consumer Finance - 1.7%
American Express Co.	835,200	93,768
Capital One Financial Corp.	3,338,901	299,433
LexinFintech Holdings Ltd. ADR	1,498,800	14,254
OneMain Holdings, Inc. (a)	2,533,994	74,170
PPDAI Group, Inc. ADR (a)	1,984,000	11,011
SLM Corp. (a)	3,920,398	40,262
		532,898
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class A (a)	78	25,428
KBC Ancora	182,374	8,449
Kimbell Royalty Partners LP	821,226	15,028
Linde PLC	267,994	42,627
Linde PLC	61,800	9,829
		101,361
Insurance - 1.9%
American International Group, Inc.	4,021,000	173,908
Hartford Financial Services Group, Inc.	828,500	36,611
Marsh & McLennan Companies, Inc.	709,877	62,966
MetLife, Inc.	3,945,800	176,101
RSA Insurance Group PLC	1,913,000	13,227
The Travelers Companies, Inc.	585,800	76,371
Willis Group Holdings PLC	486,243	77,531
		616,715

TOTAL FINANCIALS		2,941,343

HEALTH CARE - 10.4%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	758,704	93,434
Amgen, Inc.	1,071,488	223,137
Biogen, Inc. (a)	267,585	89,298
Global Blood Therapeutics, Inc. (a)	327,146	10,318
Sarepta Therapeutics, Inc. (a)	301,300	39,009
Vertex Pharmaceuticals, Inc. (a)	769,900	139,190
		594,386
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	3,034,600	224,712
Baxter International, Inc.	1,588,400	108,885
Becton, Dickinson & Co.	774,900	195,856
Boston Scientific Corp. (a)	6,526,370	245,848
Intuitive Surgical, Inc. (a)	239,900	127,356
Wright Medical Group NV (a)	1,531,300	42,815
		945,472
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	529,700	47,090
DaVita HealthCare Partners, Inc. (a)	821,600	54,275
Elanco Animal Health, Inc. (b)	1,070,500	35,765
HCA Holdings, Inc.	904,327	130,214
Henry Schein, Inc. (a)	800,608	71,414
Humana, Inc.	487,600	160,650
Molina Healthcare, Inc. (a)	638,300	89,177
UnitedHealth Group, Inc.	1,623,984	456,924
		1,045,509
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	656,897	163,929
Pharmaceuticals - 1.8%
Allergan PLC	499,543	78,228
AstraZeneca PLC sponsored ADR	3,910,500	155,716
Bristol-Myers Squibb Co.	2,178,941	116,486
Jazz Pharmaceuticals PLC (a)	217,000	32,810
Nektar Therapeutics (a)	379,500	15,328
Roche Holding AG (participation certificate)	647,957	168,199
		566,767

TOTAL HEALTH CARE		3,316,063

INDUSTRIALS - 6.9%
Aerospace & Defense - 1.2%
General Dynamics Corp.	131,700	24,350
Lockheed Martin Corp.	36,560	10,984
Northrop Grumman Corp.	274,274	71,278
Raytheon Co.	122,980	21,563
The Boeing Co.	267,620	92,800
United Technologies Corp.	1,327,652	161,761
		382,736
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	790,691	91,159
Airlines - 0.3%
American Airlines Group, Inc.	2,469,155	99,161
JetBlue Airways Corp. (a)	533,700	10,418
		109,579
Building Products - 0.4%
Allegion PLC	551,870	50,546
USG Corp.	1,585,600	68,244
		118,790
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	550,500	26,463
Construction & Engineering - 0.5%
AECOM (a)	5,581,357	179,496
Fluor Corp.	59,894	2,451
		181,947
Electrical Equipment - 1.0%
Sensata Technologies, Inc. PLC (a)	2,464,601	114,012
Sunrun, Inc. (a)(b)(c)	10,106,501	148,060
Vivint Solar, Inc. (a)(b)(c)	9,493,653	51,930
		314,002
Industrial Conglomerates - 0.3%
3M Co.	92,940	19,324
General Electric Co.	3,031,200	22,734
Honeywell International, Inc.	421,700	61,884
		103,942
Machinery - 0.7%
Allison Transmission Holdings, Inc.	584,800	27,550
Caterpillar, Inc.	601,400	81,592
Minebea Mitsumi, Inc.	2,367,000	38,409
WABCO Holdings, Inc. (a)	642,724	78,059
		225,610
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	68,234	98,033
Professional Services - 0.7%
Nielsen Holdings PLC	6,448,730	175,212
WageWorks, Inc. (a)	1,216,155	40,534
		215,746
Road & Rail - 0.6%
CSX Corp.	1,476,150	107,213
Norfolk Southern Corp.	563,836	96,269
		203,482
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	3,702,084	147,713
Univar, Inc. (a)	184,800	4,003
		151,716

TOTAL INDUSTRIALS		2,223,205

INFORMATION TECHNOLOGY - 11.7%
Electronic Equipment & Components - 0.0%
Flextronics International Ltd. (a)	465,400	4,072
Internet Software & Services - 0.1%
ANGI Homeservices, Inc. Class A (a)	1,122,885	19,684
IT Services - 1.1%
Alliance Data Systems Corp.	721,900	144,640
Cognizant Technology Solutions Corp. Class A	257,100	18,313
DXC Technology Co.	248,300	15,653
Elastic NV	96,000	6,859
FleetCor Technologies, Inc. (a)	76,200	14,737
Leidos Holdings, Inc.	506,700	31,922
MongoDB, Inc. Class A (a)(b)	537,195	44,533
PayPal Holdings, Inc. (a)	703,171	60,339
Shopify, Inc. Class A (a)	189,800	28,890
		365,886
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	999,200	21,283
Analog Devices, Inc.	238,447	21,918
Applied Materials, Inc.	1,847,600	68,879
Broadcom, Inc.	291,784	69,272
Lam Research Corp.	495,100	77,711
MACOM Technology Solutions Holdings, Inc. (a)	3,124,326	55,519
Marvell Technology Group Ltd.	1,326,600	21,372
Micron Technology, Inc. (a)	1,638,726	63,189
NVIDIA Corp.	871,742	142,469
NXP Semiconductors NV	200,900	16,749
ON Semiconductor Corp. (a)	5,781,995	110,899
Qualcomm, Inc.	2,734,677	159,322
Xilinx, Inc.	215,900	19,966
		848,548
Software - 5.4%
2U, Inc. (a)	361,100	21,085
Adobe, Inc. (a)	466,016	116,919
Apptio, Inc. Class A (a)	1,400	53
Autodesk, Inc. (a)	839,991	121,379
Avast PLC	8,493,100	29,567
Box, Inc. Class A (a)	85,700	1,610
Cardlytics, Inc. (a)	494,572	7,112
Citrix Systems, Inc.	751,350	81,875
Hortonworks, Inc. (a)	3,239,802	52,161
Kingsoft Corp. Ltd.	14,971,000	25,028
Microsoft Corp.	8,263,512	916,355
MINDBODY, Inc. (a)(b)	3,450,807	95,794
Nuance Communications, Inc. (a)	2,312,985	36,985
Nutanix, Inc. Class A (a)	256,500	11,468
Parametric Technology Corp. (a)	291,111	25,178
Salesforce.com, Inc. (a)	923,520	131,842
Talend SA ADR (a)	1,016,394	35,310
Totvs SA	1,016,500	7,623
Workday, Inc. Class A (a)	50,500	8,282
		1,725,626
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	4,437,739	792,491

TOTAL INFORMATION TECHNOLOGY		3,756,307

MATERIALS - 1.4%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	119,400	19,208
DowDuPont, Inc.	2,983,214	172,579
LG Chemical Ltd.	47,460	14,637
LyondellBasell Industries NV Class A	637,400	59,476
Olin Corp.	1,473,200	31,718
Platform Specialty Products Corp. (a)	2,298,300	27,051
The Chemours Co. LLC	1,954,364	55,660
Westlake Chemical Corp.	204,441	14,820
		395,149
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	94,100	17,944
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	310,500	15,922
Metals & Mining - 0.1%
Antofagasta PLC	963,400	9,826
First Quantum Minerals Ltd.	500,000	4,591
Livent Corp. (b)	298,600	5,506
Newmont Mining Corp.	443,900	14,356
		34,279

TOTAL MATERIALS		463,294

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	854,300	140,524
Ant International Co. Ltd. Class C (d)(e)	4,971,128	27,888
Boston Properties, Inc.	351,697	46,143
Colony Capital, Inc.	734,009	4,521
CorePoint Lodging, Inc.	766,400	10,783
Corporate Office Properties Trust (SBI)	810,000	19,821
Corrections Corp. of America	260,500	5,718
Crown Castle International Corp.	251,700	28,920
Equinix, Inc.	98,200	37,834
Equity Lifestyle Properties, Inc.	111,700	11,118
Essex Property Trust, Inc.	50,500	13,257
Front Yard Residential Corp. Class B	1,925,111	17,345
Outfront Media, Inc.	373,862	7,769
Prologis, Inc.	778,600	52,431
Public Storage	225,700	48,133
Simon Property Group, Inc.	137,700	25,570
Spirit MTA REIT	289,200	2,814
Spirit Realty Capital, Inc.	1,493,600	11,083
Store Capital Corp.	674,200	20,199
The Macerich Co.	302,500	15,213
VEREIT, Inc.	742,600	5,681
Welltower, Inc.	580,500	41,988
		594,753
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	306,464	5,412
Cushman & Wakefield PLC	794,700	14,797
VICI Properties, Inc.	472,900	10,295
		30,504

TOTAL REAL ESTATE		625,257

UTILITIES - 2.0%
Electric Utilities - 1.3%
Duke Energy Corp.	136,800	12,116
Edison International	467,800	25,879
Entergy Corp.	275,200	23,959
Evergy, Inc.	279,461	16,592
Eversource Energy	126,500	8,645
Exelon Corp.	2,017,225	93,579
FirstEnergy Corp.	1,228,748	46,484
NextEra Energy, Inc.	590,900	107,372
PG&E Corp. (a)	959,499	25,312
PPL Corp.	1,772,000	54,205
Southern Co.	327,131	15,483
		429,626
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	484,575	18,622
The AES Corp.	929,000	14,390
		33,012
Multi-Utilities - 0.6%
Dominion Resources, Inc.	883,778	65,841
Public Service Enterprise Group, Inc.	894,370	49,995
SCANA Corp.	616,478	28,765
Sempra Energy	402,257	46,348
		190,949

TOTAL UTILITIES		653,587

TOTAL COMMON STOCKS
(Cost $16,790,048)		20,719,791
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 9.9%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,675
3.6% 2/17/23	12,300	12,109
4.45% 4/1/24	854	858
4.5% 3/9/48	25,000	20,797
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	71
Verizon Communications, Inc.:
2.625% 2/21/20	5,764	5,721
3.85% 11/1/42	2,128	1,784
5.012% 4/15/49	5,561	5,406
5.012% 8/21/54	23,143	21,877
5.5% 3/16/47	16,500	17,233
		91,531
Entertainment - 0.1%
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	20,400
NBCUniversal, Inc.:
4.45% 1/15/43	3,588	3,369
5.95% 4/1/41	2,510	2,779
Time Warner, Inc. 2.1% 6/1/19	12,500	12,423
		38,971
Media - 0.5%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	13,592
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,277
4.908% 7/23/25	6,898	6,867
5.375% 5/1/47	9,270	8,272
Comcast Corp.:
3.9% 3/1/38	1,918	1,725
3.969% 11/1/47	6,197	5,332
3.999% 11/1/49	7,076	6,127
4% 3/1/48	3,508	3,085
4.6% 8/15/45	5,066	4,857
4.65% 7/15/42	4,526	4,371
Time Warner Cable, Inc.:
4% 9/1/21	10,989	10,961
4.5% 9/15/42	1,982	1,564
5.5% 9/1/41	3,051	2,739
5.875% 11/15/40	7,066	6,705
6.55% 5/1/37	40,485	41,090
7.3% 7/1/38	7,024	7,597
8.25% 4/1/19	11,974	12,159
		147,320

TOTAL COMMUNICATION SERVICES		277,822

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.15% 1/15/20	19,000	18,870
3.5% 7/10/19	41,541	41,564
4% 1/15/25	7,674	7,209
4.2% 3/1/21	10,665	10,615
4.25% 5/15/23	3,220	3,139
		81,397
CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21(f)	9,221	9,036
3.3% 2/1/23	20,335	19,689
4.7% 2/1/36	19,253	18,137
4.9% 2/1/46	22,019	20,588
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	10,422	9,203
Molson Coors Brewing Co. 3% 7/15/26	30,000	26,731
		103,384
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,909
3.3% 11/18/21	4,671	4,606
		8,515
Tobacco - 0.4%
Altria Group, Inc.:
2.625% 1/14/20	12,900	12,778
4% 1/31/24	3,615	3,611
Bat Capital Corp. 4.54% 8/15/47	20,000	16,242
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (g)	8,553	8,390
4.25% 7/21/25 (g)	10,443	10,208
Reynolds American, Inc.:
3.25% 6/12/20	1,695	1,680
4% 6/12/22	5,830	5,773
4.45% 6/12/25	4,227	4,109
4.85% 9/15/23	8,000	8,103
5.7% 8/15/35	2,194	2,197
5.85% 8/15/45	16,830	16,283
6.15% 9/15/43	14,000	14,222
7.25% 6/15/37	7,569	8,620
		112,216

TOTAL CONSUMER STAPLES		224,115

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,848
6.5% 4/1/20	3,517	3,636
Halliburton Co.:
3.8% 11/15/25	4,660	4,488
4.85% 11/15/35	4,069	3,978
Noble Holding International Ltd.:
7.95% 4/1/25 (h)	3,936	3,365
8.95% 4/1/45 (h)	3,799	3,058
		21,373
Oil, Gas & Consumable Fuels - 1.4%
Amerada Hess Corp. 7.875% 10/1/29	4,487	4,999
Anadarko Finance Co. 7.5% 5/1/31	13,089	15,184
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,318
5.55% 3/15/26	6,563	6,809
6.45% 9/15/36	5,437	5,779
6.6% 3/15/46	11,115	12,299
Canadian Natural Resources Ltd. 5.85% 2/1/35	4,725	4,912
Cenovus Energy, Inc. 4.25% 4/15/27	14,753	13,159
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	7,911	7,874
4.5% 6/1/25	2,416	2,435
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,909	6,892
5.35% 3/15/20 (g)	6,814	6,882
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,644
4.95% 4/1/22	1,267	1,264
5.6% 4/1/44	2,216	1,967
Duke Energy Field Services 6.45% 11/3/36 (g)	6,493	6,493
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	5,615	5,440
Enable Midstream Partners LP:
2.4% 5/15/19 (h)	1,957	1,945
3.9% 5/15/24 (h)	2,064	1,976
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,166
4.375% 10/15/20	5,808	5,859
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,172
5.5% 12/1/46	3,753	3,819
Energy Transfer Partners LP:
4.2% 9/15/23	2,113	2,070
4.95% 6/15/28	7,210	6,967
5.8% 6/15/38	4,020	3,793
6% 6/15/48	2,618	2,521
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	959
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,532
MPLX LP:
4.5% 7/15/23	3,584	3,599
4.8% 2/15/29	2,108	2,074
4.875% 12/1/24	4,918	4,975
5.5% 2/15/49	6,323	6,041
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,715
Nexen, Inc. 6.2% 7/30/19	2,252	2,292
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	3,958
7.25% 3/17/44	30,172	29,146
Petroleos Mexicanos:
3.5% 1/30/23	5,005	4,509
4.5% 1/23/26	11,915	10,211
4.625% 9/21/23	13,980	12,981
4.875% 1/24/22	1,430	1,384
4.875% 1/18/24	7,021	6,494
5.375% 3/13/22	4,960	4,851
5.5% 1/21/21	13,423	13,369
5.5% 6/27/44	6,301	4,725
5.625% 1/23/46	11,673	8,726
6% 3/5/20	3,052	3,093
6.35% 2/12/48 (g)	8,000	6,383
6.375% 1/23/45	26,396	21,240
6.5% 3/13/27	8,390	7,849
6.5% 6/2/41	8,420	6,955
6.75% 9/21/47	21,513	17,802
6.875% 8/4/26	13,000	12,496
8% 5/3/19	3,330	3,370
Phillips 66 Co. 4.3% 4/1/22	6,383	6,484
Phillips 66 Partners LP 2.646% 2/15/20	652	643
Southeast Supply Header LLC 4.25% 6/15/24 (g)	5,790	5,737
Southwestern Energy Co. 6.2% 1/23/25 (h)	4,632	4,441
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,912
4.55% 6/24/24	25,316	25,335
Western Gas Partners LP:
4.5% 3/1/28	1,600	1,501
4.65% 7/1/26	2,228	2,125
4.75% 8/15/28	2,109	1,989
5.375% 6/1/21	23,110	23,705
Williams Partners LP:
3.6% 3/15/22	6,925	6,799
3.9% 1/15/25	2,391	2,308
4% 11/15/21	3,157	3,145
4.3% 3/4/24	10,014	9,889
4.5% 11/15/23	3,444	3,456
		466,836

TOTAL ENERGY		488,209

FINANCIALS - 4.2%
Banks - 2.2%
Bank of America Corp.:
3.004% 12/20/23 (h)	49,521	47,483
3.3% 1/11/23	13,500	13,165
3.419% 12/20/28 (h)	10,395	9,575
3.5% 4/19/26	9,902	9,392
3.864% 7/23/24 (h)	8,285	8,205
3.95% 4/21/25	6,998	6,763
4.2% 8/26/24	11,449	11,303
4.25% 10/22/26	6,748	6,539
Barclays PLC:
2.75% 11/8/19	5,728	5,669
3.25% 1/12/21	8,790	8,577
4.375% 1/12/26	11,847	11,201
5.2% 5/12/26	10,495	9,994
BB&T Corp. 3.95% 3/22/22	1,805	1,820
Citigroup, Inc.:
2.7% 10/27/22	53,057	50,668
3.875% 3/26/25	17,000	16,352
4.05% 7/30/22	17,500	17,569
4.3% 11/20/26	17,098	16,476
4.45% 9/29/27	14,000	13,522
Citizens Bank NA 2.55% 5/13/21	3,064	2,979
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	7,659	7,588
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,335
3.75% 3/26/25	8,440	8,003
3.8% 9/15/22	13,270	13,112
3.8% 6/9/23	16,850	16,417
4.55% 4/17/26	4,788	4,712
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,473
Discover Bank:
3.35% 2/6/23	5,490	5,279
7% 4/15/20	4,144	4,313
Fifth Third Bancorp:
2.875% 7/27/20	43,000	42,610
3.5% 3/15/22	638	635
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,345
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,572
Huntington National Bank:
2.2% 4/1/19	3,200	3,192
2.4% 4/1/20	40,000	39,449
Intesa Sanpaolo SpA:
5.017% 6/26/24 (g)	7,748	6,794
5.71% 1/15/26 (g)	18,498	16,255
JPMorgan Chase & Co.:
2.95% 10/1/26	34,906	31,754
3.797% 7/23/24 (h)	10,331	10,218
3.875% 9/10/24	24,177	23,669
4.125% 12/15/26	61,229	59,629
KeyCorp. 5.1% 3/24/21	628	650
Rabobank Nederland 4.375% 8/4/25	13,516	13,202
Regions Bank 6.45% 6/26/37	12,100	13,874
Regions Financial Corp. 3.2% 2/8/21	5,563	5,485
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,104	22,391
6% 12/19/23	16,075	16,168
6.1% 6/10/23	9,334	9,488
6.125% 12/15/22	39,429	40,018
		698,882
Capital Markets - 1.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,263
4.25% 2/15/24	3,357	3,389
Credit Suisse Group AG 3.869% 1/12/29 (g)(h)	6,889	6,353
Deutsche Bank AG 4.5% 4/1/25	27,715	23,828
Deutsche Bank AG New York Branch 3.3% 11/16/22	18,270	17,035
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (h)	125,990	121,561
3.2% 2/23/23	14,500	14,028
4.25% 10/21/25	4,219	4,071
6.75% 10/1/37	4,014	4,568
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,045
Lazard Group LLC 4.25% 11/14/20	2,027	2,050
Moody's Corp.:
3.25% 1/15/28	4,208	3,906
4.875% 2/15/24	3,952	4,088
Morgan Stanley:
2.65% 1/27/20	2,659	2,637
3.125% 1/23/23	68,526	66,191
3.125% 7/27/26	1,531	1,399
3.7% 10/23/24	5,388	5,241
3.737% 4/24/24 (h)	53,000	52,185
4.35% 9/8/26	8,014	7,778
4.875% 11/1/22	8,674	8,860
5.625% 9/23/19	547	557
Peachtree Corners Funding Trust 3.976% 2/15/25 (g)	10,000	9,647
Thomson Reuters Corp. 3.85% 9/29/24	1,596	1,538
UBS AG Stamford Branch 2.375% 8/14/19	12,750	12,675
UBS Group Funding Ltd. 4.125% 9/24/25 (g)	9,717	9,546
		395,439
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,172	3,088
4.125% 7/3/23	7,468	7,319
Capital One Financial Corp. 3.8% 1/31/28	7,659	7,040
Discover Financial Services:
3.85% 11/21/22	2,701	2,667
3.95% 11/6/24	20,000	19,522
5.2% 4/27/22	2,488	2,558
Ford Motor Credit Co. LLC 5.875% 8/2/21	12,574	12,811
Hyundai Capital America 2.55% 2/6/19 (g)	6,671	6,663
Synchrony Financial:
3% 8/15/19	2,283	2,267
3.75% 8/15/21	8,466	8,254
3.95% 12/1/27	12,285	10,375
4.25% 8/15/24	3,469	3,188
		85,752
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (g)	1,851	1,815
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	10,841
3.875% 8/15/22	10,251	10,167
4.125% 6/15/26	3,990	3,832
Halfmoon Parent, Inc.:
4.125% 11/15/25 (g)	4,310	4,257
4.375% 10/15/28 (g)	11,124	10,923
4.8% 8/15/38 (g)	6,926	6,705
4.9% 12/15/48 (g)	6,920	6,608
Voya Financial, Inc. 3.125% 7/15/24	4,991	4,699
		59,847
Insurance - 0.3%
AIA Group Ltd. 2.25% 3/11/19 (g)	1,416	1,411
American International Group, Inc.:
3.3% 3/1/21	4,640	4,586
3.75% 7/10/25	14,847	14,039
4.875% 6/1/22	11,881	12,190
Aon Corp. 5% 9/30/20	129	132
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	6,498	6,545
5% 6/1/21 (g)	8,525	8,704
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	4,950
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (g)	9,547	8,760
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	5,899
Pacific LifeCorp 5.125% 1/30/43 (g)	7,709	7,727
Prudential Financial, Inc. 7.375% 6/15/19	2,520	2,574
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	8,243	8,423
TIAA Asset Management Finance LLC 4.125% 11/1/24 (g)	2,810	2,824
Unum Group:
3.875% 11/5/25	9,271	8,901
5.625% 9/15/20	3,860	3,985
5.75% 8/15/42	12,079	12,211
		113,861

TOTAL FINANCIALS		1,353,781

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.7% 6/6/27	6,008	5,601
Health Care Providers & Services - 0.5%
CVS Health Corp.:
3.7% 3/9/23	4,500	4,428
3.875% 7/20/25	7,967	7,724
4.1% 3/25/25	20,820	20,506
4.3% 3/25/28	24,177	23,550
4.78% 3/25/38	10,763	10,284
5.05% 3/25/48	15,824	15,328
Elanco Animal Health, Inc.:
3.912% 8/27/21 (g)	1,834	1,833
4.272% 8/28/23 (g)	5,788	5,746
4.9% 8/28/28 (g)	2,438	2,454
Halfmoon Parent, Inc. 3.75% 7/15/23 (g)	8,913	8,793
HCA Holdings, Inc.:
4.25% 10/15/19	20,200	20,251
4.75% 5/1/23	375	375
5.875% 3/15/22	450	468
6.5% 2/15/20	12,966	13,323
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,064
Toledo Hospital:
5.325% 11/15/28	3,910	3,928
6.015% 11/15/48	18,768	18,895
		162,950
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 3.3% 2/15/22	13,389	13,213
Pharmaceuticals - 0.2%
Actavis Funding SCS 3.45% 3/15/22	16,210	15,855
Mylan NV:
2.5% 6/7/19	2,645	2,630
3.15% 6/15/21	9,840	9,607
3.95% 6/15/26	4,843	4,448
4.55% 4/15/28 (g)	6,200	5,785
Perrigo Finance PLC 3.5% 12/15/21	739	719
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,468
2.8% 7/21/23	2,817	2,470
		47,982

TOTAL HEALTH CARE		229,746

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	5,000	5,074
Airlines - 0.0%
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	51	51
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,808
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	1,367	1,282
3.375% 6/1/21	4,953	4,866
3.75% 2/1/22	7,839	7,776
3.875% 4/1/21	4,953	4,958
4.25% 9/15/24	5,492	5,410
4.75% 3/1/20	5,518	5,596
		29,888

TOTAL INDUSTRIALS		36,821

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	1,262	1,262
MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (g)(h)	3,645	3,748
6.75% 10/19/75 (g)(h)	9,054	9,597
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (g)	2,954	2,751
4.5% 8/13/23 (Reg. S)	10,600	10,732
4.5% 8/1/47 (g)	3,000	2,751
		29,579
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,357
4.6% 4/1/22	2,434	2,495
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,738
American Tower Corp. 2.8% 6/1/20	8,000	7,906
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,808
Boston Properties, Inc. 4.5% 12/1/28	7,294	7,299
Camden Property Trust 2.95% 12/15/22	2,417	2,346
CommonWealth REIT 5.875% 9/15/20	1,166	1,193
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,204
5% 7/1/25	5,570	5,625
DDR Corp.:
3.625% 2/1/25	3,968	3,735
4.25% 2/1/26	3,429	3,309
4.625% 7/15/22	4,470	4,558
Duke Realty LP:
3.625% 4/15/23	3,152	3,117
3.75% 12/1/24	2,549	2,504
3.875% 10/15/22	5,452	5,470
Equity One, Inc. 3.75% 11/15/22	8,200	8,112
HCP, Inc.:
3.4% 2/1/25	7,000	6,591
3.875% 8/15/24	13,000	12,629
Health Care REIT, Inc. 4.125% 4/1/19	13,700	13,710
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,201
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	11,699
4.5% 1/15/25	4,460	4,331
4.5% 4/1/27	34,977	33,461
4.75% 1/15/28	11,399	11,106
4.95% 4/1/24	2,101	2,123
5.25% 1/15/26	10,420	10,514
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,490
5% 12/15/23	1,140	1,134
Ventas Realty LP:
3.125% 6/15/23	2,534	2,447
3.5% 2/1/25	2,833	2,694
3.75% 5/1/24	7,900	7,704
4% 3/1/28	4,046	3,863
4.125% 1/15/26	2,782	2,721
4.375% 2/1/45	1,322	1,173
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,208
WP Carey, Inc. 4% 2/1/25	9,404	9,115
		209,690
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,479	9,354
3.95% 11/15/27	7,910	7,378
4.1% 10/1/24	6,548	6,400
4.55% 10/1/29	7,034	6,796
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,067
3.95% 7/1/22	5,951	5,963
4.75% 10/1/25	6,539	6,692
5.25% 3/15/21	4,138	4,264
Liberty Property LP:
3.375% 6/15/23	3,313	3,229
4.125% 6/15/22	3,219	3,261
4.75% 10/1/20	8,747	8,910
Mack-Cali Realty LP:
3.15% 5/15/23	7,438	6,546
4.5% 4/18/22	2,016	1,925
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,336
Tanger Properties LP:
3.125% 9/1/26	5,880	5,207
3.75% 12/1/24	4,790	4,592
3.875% 12/1/23	2,716	2,647
		93,567

TOTAL REAL ESTATE		303,257

UTILITIES - 0.5%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,700	3,513
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	5,822
6.4% 9/15/20 (g)	14,254	14,889
FirstEnergy Corp.:
4.25% 3/15/23	27,079	27,218
7.375% 11/15/31	35,412	44,720
FirstEnergy Solutions Corp. 6.05% 8/15/21 (i)	1,478	1,057
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,932	13,849
3.7% 9/1/24	3,782	3,611
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,037
NV Energy, Inc. 6.25% 11/15/20	1,957	2,052
TECO Finance, Inc. 5.15% 3/15/20	164	167
		117,935
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,496
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,341
2.7% 6/15/21	2,321	2,248
3.55% 6/15/26	3,712	3,469
		8,058
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (h)(j)	20,448	18,914
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (h)(j)	5,485	5,211
Puget Energy, Inc. 6% 9/1/21	813	854
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (h)(j)	4,882	4,186
		29,165

TOTAL UTILITIES		157,654

TOTAL NONCONVERTIBLE BONDS
(Cost $3,270,247)		3,183,643

U.S. Government and Government Agency Obligations - 11.7%
U.S. Treasury Inflation-Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$125,873	$111,540
0.875% 2/15/47	29,250	26,585
1% 2/15/46	26,326	24,746
1.375% 2/15/44	105,600	108,230
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	75,300	70,540
0.25% 1/15/25	67,173	64,154
0.375% 1/15/27	31,268	29,610
0.375% 7/15/27	51,599	48,852
0.625% 1/15/26	106,240	103,265
0.75% 7/15/28	97,832	95,325

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		682,847

U.S. Treasury Obligations - 9.6%
U.S. Treasury Bills, yield at date of purchase 2.23% to 2.37% 1/10/19 to 2/28/19 (k)	19,250	19,147
U.S. Treasury Bonds:
2.75% 11/15/47	74,046	66,329
3% 5/15/45 (l)	30,750	29,120
3% 5/15/47	52,010	49,066
3.375% 11/15/48	213,095	215,975
U.S. Treasury Notes:
1.25% 3/31/21	242,028	233,661
1.25% 10/31/21	441,071	421,740
1.75% 6/30/22	95,692	92,178
1.875% 3/31/22	207,272	200,997
1.875% 7/31/22	98,619	95,314
2% 12/31/21	442,692	432,022
2.125% 12/31/22	201,389	195,796
2.125% 7/31/24	236,093	226,760
2.125% 11/30/24	154,976	148,408
2.25% 12/31/24	157,034	151,378
2.25% 2/15/27	37,204	35,261
2.25% 11/15/27	149,273	140,567
2.375% 5/15/27	14,196	13,565
2.625% 6/30/23	105,807	104,823
2.75% 6/30/25	98,144	97,186
2.75% 2/15/28	23,600	23,123
2.875% 8/15/28	48,910	48,352
3% 9/30/25	27,753	27,897

TOTAL U.S. TREASURY OBLIGATIONS		3,068,665

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,881,150)		3,751,512

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (g)	$7,602	$7,535
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (g)	16,223	16,303
Class AA, 2.487% 12/16/41 (g)	3,571	3,464
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	120	120
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (g)	12,824	12,828
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	251	252
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (g)	6,126	5,942
Class A2II, 4.03% 11/20/47 (g)	10,336	9,968
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.1399% 3/25/34 (h)(j)	3	2
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (g)(h)(j)	275	270
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (g)(h)(j)	99	97
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (g)(h)(j)	165	156
Class D, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/34 (g)(h)(j)	63	59
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (g)	5,715	5,729
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (h)(j)	2,909	2,338
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.8249% 9/25/35 (h)(j)	1,212	1,210
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.5599% 1/25/36 (h)(j)	1,620	1,619
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (h)(j)	27	26
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (g)	12,683	12,597
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.9681% 4/6/42 (e)(g)(h)(j)	2,116	1,476
TOTAL ASSET-BACKED SECURITIES
(Cost $77,815)		81,991

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.8749% 1/25/35 (h)(j)	263	263
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (h)(j)	205	202
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/35 (h)(j)	218	216
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (h)(j)	15	15
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.9549% 9/25/43 (h)(j)	992	984

TOTAL PRIVATE SPONSOR		1,680

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (m)	5,355	5,280
Series 2015-H21 Class JA, 2.5% 6/20/65 (m)	5,199	5,164

TOTAL U.S. GOVERNMENT AGENCY		10,444

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,090)		12,124

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (h)(n)	19	0
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(n)	570	22
Series 2006-3A, Class IO, 0% 10/25/36 (e)(g)(h)(n)	10,126	0
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.9315% 9/15/37 (g)(h)(j)	3,623	3,607
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1065% 11/15/35 (g)(h)(j)	5,429	5,415
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	6,304	6,493
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	5,179	5,358
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (g)(h)	7,930	7,885
Class CFX, 3.4949% 12/15/34 (g)(h)	6,656	6,629
Class DFX, 3.4949% 12/15/34 (g)(h)	5,641	5,603
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (g)	1,323	1,358
Class DFX, 5.3503% 7/5/33 (g)	2,035	2,090
Class EFX, 5.5422% 7/5/33 (g)	2,784	2,831
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (g)(h)	7,150	6,952
Class B, 4.181% 11/15/34 (g)	3,007	2,949
Class C, 5.205% 11/15/34 (g)	2,110	2,092
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	3,942	3,957
Class D, 5.513% 12/15/43 (h)	2,102	2,101
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $66,149)		65,342

Municipal Securities - 0.5%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$1,255	$1,706
7.5% 4/1/34	8,780	11,852
7.55% 4/1/39	17,675	24,963
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,370
Series 2010 C1, 7.781% 1/1/35	13,980	15,444
Series 2012 B, 5.432% 1/1/42	6,845	5,970
6.05% 1/1/29	430	438
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	8,975	9,080
5.1% 6/1/33	16,965	16,083
Series 2010-1, 6.63% 2/1/35	17,960	18,876
Series 2010-3:
5.547% 4/1/19	185	186
6.725% 4/1/35	10,580	11,192
7.35% 7/1/35	5,140	5,638
Series 2010-5, 6.2% 7/1/21	2,472	2,559
Series 2011, 5.877% 3/1/19	26,600	26,778
Series 2013, 4% 12/1/20	7,040	7,046
TOTAL MUNICIPAL SECURITIES
(Cost $157,641)		159,181

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.625% 1/13/28 (Cost $3,827)	$3,841	$3,632

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	8,837	8,636
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,936	$10,735
3.1% 6/4/20	11,505	11,393
4.682% 8/9/28 (h)	14,042	13,807
8.7% 11/18/19	745	779
RBS Citizens NA 2.5% 3/14/19	5,410	5,403
Synchrony Bank 3.65% 5/24/21	8,499	8,317
TOTAL BANK NOTES
(Cost $59,990)		59,070
	Shares	Value (000s)

Fixed-Income Funds - 10.0%
Fidelity High Income Central Fund 2 (o)	6,490,282	$696,148
Fidelity Mortgage Backed Securities Central Fund (o)	23,933,083	2,497,896
TOTAL FIXED-INCOME FUNDS
(Cost $3,212,539)		3,194,044

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.27% (p)	725,251,534	725,397
Fidelity Securities Lending Cash Central Fund 2.27% (p)(q)	135,034,707	135,048
TOTAL MONEY MARKET FUNDS
(Cost $860,366)		860,445
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $28,391,862)		32,090,775
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(46,271)
NET ASSETS - 100%		$32,044,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,248	Dec. 2018	$310,033	$5,298	$5,298

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$161	$(158)	$0	$(158)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,888,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $395,687,000 or 1.2% of net assets.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Non-income producing - Security is in default.

 (j) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,147,000.

 (l) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $108,000.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$27,888

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,858
Fidelity High Income Central Fund 2	16,589
Fidelity Mortgage Backed Securities Central Fund	18,827
Fidelity Securities Lending Cash Central Fund	118
Total	$39,392

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$715,546	$12,878	$--	$--	$(32,276)	$696,148	80.8%
Fidelity Mortgage Backed Securities Central Fund	2,366,031	153,827	--	--	(21,962)	2,497,896	28.3%
Total	$3,081,577	$166,705	$--	$--	$(54,238)	$3,194,044

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Sunrun, Inc.	$161,066	$3,140	$30,646	$--	$10,111	$4,389	$148,060
Vivint Solar, Inc.	43,267	6,429	--	--	--	2,234	51,930
Total	$204,333	$9,569	$30,646	$--	$10,111	$6,623	$199,990

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$2,004,549	$1,985,119	$19,430	$--
Consumer Discretionary	2,267,157	2,267,157	--	--
Consumer Staples	1,351,861	1,273,538	78,323	--
Energy	1,117,168	1,117,168	--	--
Financials	2,941,343	2,935,595	5,748	--
Health Care	3,316,063	3,147,864	168,199	--
Industrials	2,223,205	2,125,172	98,033	--
Information Technology	3,756,307	3,756,307	--	--
Materials	463,294	463,294	--	--
Real Estate	625,257	597,369	--	27,888
Utilities	653,587	653,587	--	--
Corporate Bonds	3,183,643	--	3,183,643	--
U.S. Government and Government Agency Obligations	3,751,512	--	3,751,512	--
Asset-Backed Securities	81,991	--	80,515	1,476
Collateralized Mortgage Obligations	12,124	--	12,124	--
Commercial Mortgage Securities	65,342	--	65,342	--
Municipal Securities	159,181	--	159,181	--
Foreign Government and Government Agency Obligations	3,632	--	3,632	--
Bank Notes	59,070	--	59,070	--
Fixed-Income Funds	3,194,044	3,194,044	--	--
Money Market Funds	860,445	860,445	--	--
Total Investments in Securities:	$32,090,775	$24,376,659	$7,684,752	$29,364
Derivative Instruments:
Assets
Futures Contracts	$5,298	$5,298	$--	$--
Total Assets	$5,298	$5,298	$--	$--
Liabilities
Swaps	$(158)	$--	$(158)	$--
Total Liabilities	$(158)	$--	$(158)	$--
Total Derivative Instruments:	$5,140	$5,298	$(158)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019